First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 50.7%
	Aerospace & Defense – 1.2%
20,992	General Dynamics Corp.	$2,777,451
32,432	HEICO Corp.	2,419,751
50,498	Hexcel Corp.	1,878,021
14,756	Huntington Ingalls Industries, Inc.	2,688,691
		9,763,914
	Air Freight & Logistics – 0.8%
47,341	CH Robinson Worldwide, Inc.	3,133,974
47,450	Expeditors International of Washington, Inc.	3,165,864
		6,299,838
	Airlines – 0.5%
63,303	Delta Air Lines, Inc.	1,806,035
68,581	Southwest Airlines Co.	2,442,169
		4,248,204
	Auto Components – 0.3%
127,745	Gentex Corp.	2,830,829
	Banks – 7.8%
167,968	Associated Banc-Corp.	2,148,311
117,862	BancorpSouth Bank	2,229,949
38,902	Bank of Hawaii Corp.	2,148,946
65,419	Banner Corp.	2,161,444
97,293	Cathay General Bancorp	2,232,874
148,201	CenterState Bank Corp.	2,553,503
54,489	Commerce Bancshares, Inc.	2,743,521
37,861	Cullen/Frost Bankers, Inc.	2,112,265
171,550	CVB Financial Corp.	3,439,578
255,137	First Commonwealth Financial Corp.	2,331,952
128,321	First Hawaiian, Inc.	2,121,146
223,553	First Horizon National Corp.	1,801,837
88,312	First Interstate BancSystem, Inc., Class A	2,546,918
89,013	First Merchants Corp.	2,357,954
160,539	First Midwest Bancorp, Inc.	2,124,734
212,395	Fulton Financial Corp.	2,440,419
148,499	Hilltop Holdings, Inc.	2,245,305
85,954	International Bancshares Corp.	2,310,444
21,809	M&T Bank Corp.	2,255,705
91,273	NBT Bancorp, Inc.	2,956,332
63,014	Popular, Inc.	2,205,490
51,497	Prosperity Bancshares, Inc.	2,484,730
91,883	S&T Bancorp, Inc.	2,510,244
138,189	Simmons First National Corp., Class A	2,542,678
119,885	United Community Banks, Inc.	2,195,094
62,440	US Bancorp	2,151,058
71,304	Zions Bancorp N.A.	1,908,095
		63,260,526
	Beverages – 0.4%
27,087	PepsiCo, Inc.	3,253,149
	Building Products – 0.6%
77,708	AO Smith Corp.	2,938,140
27,851	Trane Technologies PLC	2,300,214
		5,238,354

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets – 3.9%
7,364	BlackRock, Inc.	$3,239,939
77,839	Charles Schwab (The) Corp.	2,616,947
58,987	Cohen & Steers, Inc.	2,680,959
79,289	Eaton Vance Corp.	2,557,070
142,497	Franklin Resources, Inc.	2,378,275
75,753	Houlihan Lokey, Inc.	3,948,247
40,000	Intercontinental Exchange, Inc.	3,230,000
34,845	Northern Trust Corp.	2,629,404
41,381	Raymond James Financial, Inc.	2,615,279
56,536	SEI Investments Co.	2,619,878
30,385	T Rowe Price Group, Inc.	2,967,095
		31,483,093
	Chemicals – 0.7%
15,753	Air Products & Chemicals, Inc.	3,144,457
30,070	Celanese Corp.	2,206,837
		5,351,294
	Commercial Services & Supplies – 1.0%
13,759	Cintas Corp.	2,383,334
42,968	Tetra Tech, Inc.	3,034,400
18,329	UniFirst Corp.	2,769,329
		8,187,063
	Communications Equipment – 0.4%
77,191	Cisco Systems, Inc.	3,034,378
	Containers & Packaging – 0.4%
33,056	Packaging Corp. of America	2,870,252
	Distributors – 0.4%
17,431	Pool Corp.	3,429,898
	Electric Utilities – 0.3%
83,250	OGE Energy Corp.	2,558,273
	Electrical Equipment – 0.7%
37,117	AMETEK, Inc.	2,673,166
39,085	Eaton Corp PLC	3,036,514
		5,709,680
	Electronic Equipment, Instruments & Components – 1.3%
34,205	Amphenol Corp., Class A	2,492,860
25,917	CDW Corp.	2,417,279
53,809	Dolby Laboratories, Inc., Class A	2,916,986
38,628	TE Connectivity, Ltd.	2,432,791
		10,259,916
	Equity Real Estate Investment Trusts – 1.0%
22,454	PS Business Parks, Inc.	3,042,966
17,384	Public Storage	3,452,636
55,670	Vornado Realty Trust	2,015,811
		8,511,413
	Food Products – 1.6%
82,068	Hormel Foods Corp.	3,827,652
20,090	J&J Snack Foods Corp.	2,430,890
23,124	Lancaster Colony Corp.	3,344,655

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
67,212	Mondelez International, Inc., Class A	$3,365,977
		12,969,174
	Health Care Equipment & Supplies – 0.4%
17,634	Stryker Corp.	2,935,885
	Health Care Providers & Services – 1.2%
8,427	Chemed Corp.	3,650,577
10,100	Humana, Inc.	3,171,602
12,593	UnitedHealth Group, Inc.	3,140,442
		9,962,621
	Hotels, Restaurants & Leisure – 0.8%
95,265	Cheesecake Factory (The), Inc.	1,627,126
33,961	Darden Restaurants, Inc.	1,849,516
65,732	Texas Roadhouse, Inc.	2,714,732
		6,191,374
	Household Durables – 0.6%
70,181	DR Horton, Inc.	2,386,154
95,415	PulteGroup, Inc.	2,129,663
		4,515,817
	Household Products – 0.9%
52,630	Church & Dwight Co., Inc.	3,377,793
19,068	WD-40 Co.	3,829,808
		7,207,601
	Industrial Conglomerates – 0.3%
20,915	Honeywell International, Inc.	2,798,218
	Insurance – 6.8%
69,981	Aflac, Inc.	2,396,149
32,923	Allstate (The) Corp.	3,020,027
33,763	American Financial Group, Inc.	2,366,111
56,066	AMERISAFE, Inc.	3,614,575
75,522	Assured Guaranty, Ltd.	1,947,712
93,771	Brown & Brown, Inc.	3,396,386
35,207	Cincinnati Financial Corp.	2,656,368
88,672	Employers Holdings, Inc.	3,592,103
81,633	Fidelity National Financial, Inc.	2,031,029
63,478	First American Financial Corp.	2,692,102
35,173	Globe Life, Inc.	2,531,401
27,087	Hanover Insurance Group (The), Inc.	2,453,540
60,920	Hartford Financial Services Group (The), Inc.	2,146,821
36,415	Kinsale Capital Group, Inc.	3,806,460
165,492	Old Republic International Corp.	2,523,753
22,704	Reinsurance Group of America, Inc.	1,910,314
40,009	Safety Insurance Group, Inc.	3,377,960
56,788	Selective Insurance Group, Inc.	2,822,364
27,032	Travelers (The) Cos., Inc.	2,685,629
53,574	WR Berkley Corp.	2,794,956
		54,765,760
	IT Services – 2.7%
17,581	Accenture PLC, Class A	2,870,274
21,714	Automatic Data Processing, Inc.	2,967,870
25,413	Jack Henry & Associates, Inc.	3,945,114

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
12,398	Mastercard, Inc., Class A	$2,994,861
49,765	MAXIMUS, Inc.	2,896,323
43,524	Paychex, Inc.	2,738,530
19,702	Visa, Inc., Class A	3,174,386
		21,587,358
	Machinery – 2.9%
20,687	Cummins, Inc.	2,799,365
71,192	Graco, Inc.	3,469,186
21,523	IDEX Corp.	2,972,542
20,609	Illinois Tool Works, Inc.	2,928,951
24,577	Ingersoll Rand, Inc. (a)	609,517
38,273	Lincoln Electric Holdings, Inc.	2,640,837
46,801	PACCAR, Inc.	2,860,945
21,854	Snap-on, Inc.	2,378,152
46,469	Toro (The) Co.	3,024,667
		23,684,162
	Media – 0.6%
160,262	Interpublic Group of (The) Cos., Inc.	2,594,642
45,693	Omnicom Group, Inc.	2,508,545
		5,103,187
	Metals & Mining – 0.3%
30,913	Reliance Steel & Aluminum Co.	2,707,670
	Multiline Retail – 0.4%
23,733	Dollar General Corp.	3,583,920
	Oil, Gas & Consumable Fuels – 0.9%
212,638	Cabot Oil & Gas Corp.	3,655,247
56,927	ConocoPhillips	1,753,352
33,227	Phillips 66	1,782,628
		7,191,227
	Personal Products – 0.6%
17,924	Estee Lauder (The) Cos., Inc., Class A	2,856,010
50,916	Inter Parfums, Inc.	2,359,957
		5,215,967
	Pharmaceuticals – 1.6%
25,378	Johnson & Johnson	3,327,817
40,705	Merck & Co., Inc.	3,131,843
94,487	Pfizer, Inc.	3,084,056
27,972	Zoetis, Inc.	3,292,024
		12,835,740
	Professional Services – 0.7%
53,646	Exponent, Inc.	3,857,684
58,623	Robert Half International, Inc.	2,213,018
		6,070,702
	Road & Rail – 1.1%
32,512	Landstar System, Inc.	3,116,600
19,069	Norfolk Southern Corp.	2,784,074
20,477	Union Pacific Corp.	2,888,076
		8,788,750

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 0.8%
61,855	Intel Corp.	$3,347,593
28,856	Texas Instruments, Inc.	2,883,580
		6,231,173
	Software – 0.9%
14,133	Intuit, Inc.	3,250,590
23,476	Microsoft Corp.	3,702,400
		6,952,990
	Specialty Retail – 1.4%
31,800	Ross Stores, Inc.	2,765,646
60,629	TJX (The) Cos., Inc.	2,898,672
39,620	Tractor Supply Co.	3,349,871
50,409	Williams-Sonoma, Inc.	2,143,391
		11,157,580
	Textiles, Apparel & Luxury Goods – 0.5%
36,950	Columbia Sportswear Co.	2,578,002
49,085	Oxford Industries, Inc.	1,779,822
		4,357,824
	Thrifts & Mortgage Finance – 0.3%
222,612	Northwest Bancshares, Inc.	2,575,621
	Trading Companies & Distributors – 0.7%
47,178	MSC Industrial Direct Co., Inc., Class A	2,593,375
20,550	Watsco, Inc.	3,247,516
		5,840,891
	Total Common Stocks	411,521,286
	(Cost $482,692,463)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 41.4%
	Aerospace & Defense – 0.5%
$250,000	L3Harris Technologies, Inc.	2.90%	12/15/29	234,780
250,000	Lockheed Martin Corp.	3.55%	01/15/26	268,388
383,000	Lockheed Martin Corp.	4.09%	09/15/52	462,398
500,000	Northrop Grumman Corp.	2.55%	10/15/22	500,536
250,000	Northrop Grumman Corp.	2.93%	01/15/25	254,256
500,000	Northrop Grumman Corp.	3.25%	01/15/28	520,811
500,000	Northrop Grumman Corp.	4.03%	10/15/47	576,514
250,000	United Technologies Corp.	3.95%	08/16/25	273,415
500,000	United Technologies Corp.	4.63%	11/16/48	593,359
				3,684,457
	Air Freight & Logistics – 1.0%
850,000	FedEx Corp.	3.30%	03/15/27	846,906
500,000	FedEx Corp.	4.20%	10/17/28	519,277
648,000	FedEx Corp.	4.55%	04/01/46	619,279
550,000	FedEx Corp.	4.40%	01/15/47	499,188
1,000,000	United Parcel Service, Inc.	2.05%	04/01/21	999,119
500,000	United Parcel Service, Inc.	2.35%	05/16/22	506,577
545,000	United Parcel Service, Inc.	2.45%	10/01/22	547,965
500,000	United Parcel Service, Inc.	2.50%	04/01/23	516,955
250,000	United Parcel Service, Inc.	2.20%	09/01/24	255,918

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Air Freight & Logistics (Continued)
$250,000	United Parcel Service, Inc.	2.80%	11/15/24	$253,455
500,000	United Parcel Service, Inc.	2.40%	11/15/26	509,572
250,000	United Parcel Service, Inc.	3.05%	11/15/27	255,885
500,000	United Parcel Service, Inc.	3.40%	03/15/29	525,875
250,000	United Parcel Service, Inc.	2.50%	09/01/29	241,107
500,000	United Parcel Service, Inc.	3.40%	11/15/46	491,949
500,000	United Parcel Service, Inc.	4.25%	03/15/49	582,797
250,000	United Parcel Service, Inc.	3.40%	09/01/49	252,664
				8,424,488
	Airlines – 0.0%
250,000	Southwest Airlines Co.	3.00%	11/15/26	232,219
	Automobiles – 0.2%
1,000,000	Daimler Finance North America LLC (b)	1.75%	03/10/23	942,849
500,000	Daimler Finance North America LLC (b)	2.13%	03/10/25	461,029
250,000	General Motors Co.	5.00%	10/01/28	215,840
				1,619,718
	Banks – 7.4%
600,000	Bank of America Corp.	2.63%	04/19/21	603,433
500,000	Bank of America Corp. (c)	2.37%	07/21/21	499,753
250,000	Bank of America Corp. (c)	2.33%	10/01/21	249,698
500,000	Bank of America Corp. (c)	2.74%	01/23/22	501,594
250,000	Bank of America Corp.	2.50%	10/21/22	250,848
500,000	Bank of America Corp. (c)	2.88%	04/24/23	502,487
500,000	Bank of America Corp. (c)	2.82%	07/21/23	502,724
1,207,000	Bank of America Corp. (c)	3.00%	12/20/23	1,233,141
250,000	Bank of America Corp. (c)	3.55%	03/05/24	260,389
450,000	Bank of America Corp.	4.00%	04/01/24	477,831
500,000	Bank of America Corp. (c)	3.86%	07/23/24	523,954
500,000	Bank of America Corp. (c)	3.46%	03/15/25	516,368
500,000	Bank of America Corp. (c)	3.09%	10/01/25	502,146
500,000	Bank of America Corp. (c)	2.46%	10/22/25	505,537
250,000	Bank of America Corp. (c)	3.37%	01/23/26	262,415
750,000	Bank of America Corp. (c)	2.02%	02/13/26	735,732
400,000	Bank of America Corp.	4.45%	03/03/26	431,715
950,000	Bank of America Corp.	3.50%	04/19/26	1,011,246
500,000	Bank of America Corp. (c)	3.56%	04/23/27	524,211
150,000	Bank of America Corp.	3.25%	10/21/27	153,994
250,000	Bank of America Corp.	4.18%	11/25/27	258,939
500,000	Bank of America Corp. (c)	3.82%	01/20/28	519,260
500,000	Bank of America Corp. (c)	3.71%	04/24/28	512,185
500,000	Bank of America Corp. (c)	3.59%	07/21/28	512,272
1,091,000	Bank of America Corp. (c)	3.42%	12/20/28	1,127,695
250,000	Bank of America Corp. (c)	3.97%	03/05/29	261,617
500,000	Bank of America Corp. (c)	4.27%	07/23/29	541,482
500,000	Bank of America Corp. (c)	3.97%	02/07/30	539,976
500,000	Bank of America Corp. (c)	3.19%	07/23/30	511,045
500,000	Bank of America Corp. (c)	2.88%	10/22/30	500,860
250,000	Bank of America Corp. (c)	2.50%	02/13/31	242,676
250,000	Bank of America Corp. (c)	4.24%	04/24/38	288,396
500,000	Bank of America Corp. (c)	4.08%	04/23/40	542,244
225,000	Bank of America Corp.	5.88%	02/07/42	317,820
250,000	Bank of America Corp. (c)	4.44%	01/20/48	281,326
500,000	Bank of America Corp. (c)	3.95%	01/23/49	532,820

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Bank of America Corp. (c)	4.33%	03/15/50	$592,169
250,000	Citibank N.A.	3.40%	07/23/21	255,308
500,000	Citibank N.A. (c)	3.17%	02/19/22	502,791
500,000	Citibank N.A. (c)	2.84%	05/20/22	503,714
600,000	Citigroup, Inc.	2.70%	03/30/21	602,701
350,000	Citigroup, Inc.	2.35%	08/02/21	350,860
250,000	Citigroup, Inc.	2.90%	12/08/21	252,119
775,000	Citigroup, Inc.	4.50%	01/14/22	805,200
500,000	Citigroup, Inc.	2.75%	04/25/22	503,096
500,000	Citigroup, Inc.	2.70%	10/27/22	497,841
1,000,000	Citigroup, Inc. (c)	2.31%	11/04/22	997,043
500,000	Citigroup, Inc. (c)	2.88%	07/24/23	504,518
250,000	Citigroup, Inc. (c)	4.04%	06/01/24	261,640
500,000	Citigroup, Inc. (c)	3.35%	04/24/25	513,125
450,000	Citigroup, Inc.	4.60%	03/09/26	478,314
300,000	Citigroup, Inc.	3.40%	05/01/26	313,250
250,000	Citigroup, Inc.	3.20%	10/21/26	259,466
300,000	Citigroup, Inc.	4.30%	11/20/26	314,562
350,000	Citigroup, Inc.	4.45%	09/29/27	366,223
500,000	Citigroup, Inc. (c)	3.89%	01/10/28	515,332
1,000,000	Citigroup, Inc. (c)	3.67%	07/24/28	1,037,277
500,000	Citigroup, Inc.	4.13%	07/25/28	512,703
500,000	Citigroup, Inc. (c)	3.52%	10/27/28	501,189
250,000	Citigroup, Inc. (c)	4.08%	04/23/29	261,609
500,000	Citigroup, Inc. (c)	3.98%	03/20/30	533,856
1,000,000	Citigroup, Inc. (c)	2.98%	11/05/30	978,624
500,000	Citigroup, Inc. (c)	2.67%	01/29/31	486,639
500,000	Citigroup, Inc. (c)	3.88%	01/24/39	496,327
200,000	Citigroup, Inc.	5.88%	01/30/42	254,641
100,000	Citigroup, Inc.	6.68%	09/13/43	131,498
750,000	Citigroup, Inc.	4.75%	05/18/46	842,885
500,000	Citigroup, Inc. (c)	4.28%	04/24/48	555,021
500,000	Citigroup, Inc.	4.65%	07/23/48	603,607
500,000	Fifth Third Bancorp	2.38%	01/28/25	476,170
250,000	Fifth Third Bank (Cincinnati. OH)	2.25%	02/01/27	237,048
500,000	First Republic Bank (CA) (c)	1.91%	02/12/24	481,102
250,000	Huntington Bancshares, Inc. (OH)	2.55%	02/04/30	224,050
550,000	JPMorgan Chase & Co.	4.63%	05/10/21	565,409
450,000	JPMorgan Chase & Co.	2.40%	06/07/21	451,073
325,000	JPMorgan Chase & Co.	3.20%	01/25/23	334,799
500,000	JPMorgan Chase & Co. (c)	3.21%	04/01/23	509,049
250,000	JPMorgan Chase & Co. (c)	2.78%	04/25/23	253,451
500,000	JPMorgan Chase & Co.	2.70%	05/18/23	513,809
400,000	JPMorgan Chase & Co.	3.88%	02/01/24	429,144
250,000	JPMorgan Chase & Co. (c)	3.56%	04/23/24	261,999
250,000	JPMorgan Chase & Co. (c)	3.80%	07/23/24	262,039
500,000	JPMorgan Chase & Co. (c)	2.30%	10/15/25	498,357
850,000	JPMorgan Chase & Co.	3.30%	04/01/26	884,473
300,000	JPMorgan Chase & Co.	4.13%	12/15/26	323,384
250,000	JPMorgan Chase & Co.	3.63%	12/01/27	263,804
500,000	JPMorgan Chase & Co. (c)	3.78%	02/01/28	530,279
500,000	JPMorgan Chase & Co. (c)	3.54%	05/01/28	515,493
500,000	JPMorgan Chase & Co. (c)	3.51%	01/23/29	515,815
250,000	JPMorgan Chase & Co. (c)	4.01%	04/23/29	268,965
500,000	JPMorgan Chase & Co. (c)	4.20%	07/23/29	549,695

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	JPMorgan Chase & Co. (c)	3.70%	05/06/30	$537,265
400,000	JPMorgan Chase & Co.	6.40%	05/15/38	574,169
250,000	JPMorgan Chase & Co. (c)	3.88%	07/24/38	279,968
100,000	JPMorgan Chase & Co.	4.85%	02/01/44	120,091
150,000	JPMorgan Chase & Co.	4.95%	06/01/45	188,599
500,000	JPMorgan Chase & Co. (c)	4.26%	02/22/48	580,781
750,000	JPMorgan Chase & Co. (c)	3.96%	11/15/48	871,601
500,000	JPMorgan Chase & Co. (c)	3.90%	01/23/49	575,400
250,000	JPMorgan Chase Bank N.A. (c)	3.09%	04/26/21	249,903
500,000	PNC Financial Services Group (The), Inc.	2.60%	07/23/26	506,031
500,000	PNC Financial Services Group (The), Inc.	2.55%	01/22/30	485,460
500,000	Regions Bank	2.75%	04/01/21	493,906
500,000	Regions Financial Corp.	3.80%	08/14/23	507,176
500,000	Synovus Bank (Columbus, GA) (c)	2.29%	02/10/23	493,234
200,000	Truist Bank	1.50%	03/10/25	193,604
250,000	Truist Bank	2.25%	03/11/30	228,889
500,000	US Bank N.A. (Cincinnati, OH)	2.05%	01/21/25	497,335
550,000	Wells Fargo & Co.	2.50%	03/04/21	550,270
300,000	Wells Fargo & Co.	2.10%	07/26/21	299,231
500,000	Wells Fargo & Co.	2.63%	07/22/22	502,292
425,000	Wells Fargo & Co.	3.30%	09/09/24	443,328
500,000	Wells Fargo & Co. (c)	2.41%	10/30/25	493,453
500,000	Wells Fargo & Co. (c)	2.16%	02/11/26	490,852
550,000	Wells Fargo & Co.	3.00%	04/22/26	560,831
100,000	Wells Fargo & Co.	4.10%	06/03/26	106,439
250,000	Wells Fargo & Co.	3.00%	10/23/26	256,143
200,000	Wells Fargo & Co.	4.30%	07/22/27	213,507
500,000	Wells Fargo & Co. (c)	3.58%	05/22/28	509,424
500,000	Wells Fargo & Co. (c)	2.88%	10/30/30	496,277
100,000	Wells Fargo & Co.	4.90%	11/17/45	114,439
275,000	Wells Fargo & Co.	4.40%	06/14/46	296,749
750,000	Wells Fargo & Co.	4.75%	12/07/46	832,188
250,000	Wells Fargo Bank N.A. (c)	3.33%	07/23/21	250,464
1,000,000	Wells Fargo Bank N.A.	3.63%	10/22/21	1,028,202
500,000	Wells Fargo Bank N.A. (c)	2.08%	09/09/22	498,039
200,000	Wells Fargo Bank N.A.	5.95%	08/26/36	256,408
500,000	Zions Bancorp N.A.	3.25%	10/29/29	424,740
				59,681,072
	Beverages – 0.8%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	919,359
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,203,458
250,000	Anheuser-Busch Inbev Worldwide, Inc.	3.50%	01/12/24	261,794
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.15%	01/23/25	268,840
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	01/23/29	276,550
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.90%	01/23/31	277,651
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.38%	04/15/38	252,586
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.60%	04/15/48	265,753
250,000	Anheuser-Busch Inbev Worldwide, Inc.	5.55%	01/23/49	294,976
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	04/15/58	257,546
250,000	Anheuser-Busch Inbev Worldwide, Inc.	5.80%	01/23/59	306,850
975,000	Coca-Cola (The) Co.	3.20%	11/01/23	1,086,449
500,000	Coca-Cola (The) Co.	1.75%	09/06/24	523,517
				6,195,329

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Biotechnology – 1.8%
$250,000	AbbVie, Inc.	3.38%	11/14/21	$255,731
2,000,000	AbbVie, Inc. (b)	2.15%	11/19/21	1,998,894
375,000	AbbVie, Inc.	2.90%	11/06/22	379,606
2,000,000	AbbVie, Inc. (b)	2.30%	11/21/22	2,004,371
250,000	AbbVie, Inc.	3.75%	11/14/23	259,499
1,000,000	AbbVie, Inc. (b)	2.60%	11/21/24	1,011,604
250,000	AbbVie, Inc.	3.60%	05/14/25	262,821
1,000,000	AbbVie, Inc. (b)	2.95%	11/21/26	1,006,943
250,000	AbbVie, Inc.	4.25%	11/14/28	266,153
1,000,000	AbbVie, Inc. (b)	3.20%	11/21/29	1,010,197
500,000	AbbVie, Inc. (b)	4.05%	11/21/39	516,711
275,000	AbbVie, Inc.	4.40%	11/06/42	306,578
300,000	AbbVie, Inc.	4.70%	05/14/45	338,491
250,000	AbbVie, Inc.	4.88%	11/14/48	291,209
1,000,000	AbbVie, Inc. (b)	4.25%	11/21/49	1,076,025
450,000	Amgen, Inc.	2.70%	05/01/22	461,221
500,000	Amgen, Inc.	2.65%	05/11/22	506,308
500,000	Amgen, Inc.	1.90%	02/21/25	505,117
500,000	Amgen, Inc.	2.20%	02/21/27	497,339
500,000	Amgen, Inc.	2.45%	02/21/30	494,997
500,000	Amgen, Inc.	3.15%	02/21/40	503,765
500,000	Amgen, Inc.	3.38%	02/21/50	528,547
				14,482,127
	Building Products – 0.1%
250,000	Carrier Global Corp. (b)	2.49%	02/15/27	239,591
500,000	Carrier Global Corp. (b)	2.72%	02/15/30	463,666
250,000	Carrier Global Corp. (b)	3.58%	04/05/50	216,941
				920,198
	Capital Markets – 2.7%
700,000	Goldman Sachs Group (The), Inc.	2.63%	04/25/21	700,720
500,000	Goldman Sachs Group (The), Inc.	2.35%	11/15/21	499,785
500,000	Goldman Sachs Group (The), Inc.	3.00%	04/26/22	503,878
500,000	Goldman Sachs Group (The), Inc. (c)	2.88%	10/31/22	502,733
700,000	Goldman Sachs Group (The), Inc.	3.63%	01/22/23	719,312
250,000	Goldman Sachs Group (The), Inc. (c)	2.91%	06/05/23	250,955
500,000	Goldman Sachs Group (The), Inc. (c)	2.91%	07/24/23	498,821
500,000	Goldman Sachs Group (The), Inc.	3.63%	02/20/24	522,279
600,000	Goldman Sachs Group (The), Inc.	4.00%	03/03/24	628,250
150,000	Goldman Sachs Group (The), Inc.	3.50%	01/23/25	153,641
500,000	Goldman Sachs Group (The), Inc.	3.50%	04/01/25	512,032
500,000	Goldman Sachs Group (The), Inc. (c)	3.27%	09/29/25	508,986
600,000	Goldman Sachs Group (The), Inc.	4.25%	10/21/25	619,712
550,000	Goldman Sachs Group (The), Inc.	3.75%	02/25/26	569,501
500,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	508,427
750,000	Goldman Sachs Group (The), Inc.	3.85%	01/26/27	774,918
250,000	Goldman Sachs Group (The), Inc. (c)	3.69%	06/05/28	257,174
500,000	Goldman Sachs Group (The), Inc. (c)	3.81%	04/23/29	517,481
500,000	Goldman Sachs Group (The), Inc. (c)	4.22%	05/01/29	533,217
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	473,352
500,000	Goldman Sachs Group (The), Inc. (c)	4.02%	10/31/38	503,469
500,000	Goldman Sachs Group (The), Inc. (c)	4.41%	04/23/39	525,176
400,000	Goldman Sachs Group (The), Inc.	6.25%	02/01/41	540,469
1,000,000	Morgan Stanley	2.50%	04/21/21	1,003,176

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$550,000	Morgan Stanley	5.50%	07/28/21	$571,501
500,000	Morgan Stanley	2.63%	11/17/21	502,266
500,000	Morgan Stanley	2.75%	05/19/22	502,964
500,000	Morgan Stanley	3.13%	01/23/23	512,751
300,000	Morgan Stanley	3.75%	02/25/23	311,435
500,000	Morgan Stanley (c)	3.74%	04/24/24	512,803
450,000	Morgan Stanley	3.88%	04/29/24	473,653
250,000	Morgan Stanley (c)	2.72%	07/22/25	250,894
800,000	Morgan Stanley	3.88%	01/27/26	856,505
250,000	Morgan Stanley	4.35%	09/08/26	265,413
250,000	Morgan Stanley	3.63%	01/20/27	268,125
500,000	Morgan Stanley (c)	3.59%	07/22/28	508,662
500,000	Morgan Stanley (c)	3.77%	01/24/29	527,812
500,000	Morgan Stanley (c)	4.43%	01/23/30	556,098
500,000	Morgan Stanley (c)	2.70%	01/22/31	490,742
500,000	Morgan Stanley (c)	3.97%	07/22/38	540,945
500,000	Morgan Stanley (c)	4.46%	04/22/39	569,538
350,000	Morgan Stanley	6.38%	07/24/42	489,719
500,000	State Street Corp. (b) (c)	2.83%	03/30/23	505,019
				22,044,309
	Chemicals – 0.1%
250,000	Dow Chemical (The) Co.	3.15%	05/15/24	228,917
250,000	Dow Chemical (The) Co.	4.80%	05/15/49	261,155
500,000	LYB International Finance III, LLC	4.20%	10/15/49	496,510
				986,582
	Commercial Services & Supplies – 0.1%
250,000	Republic Services, Inc.	2.50%	08/15/24	252,501
500,000	Republic Services, Inc.	2.30%	03/01/30	475,750
500,000	Republic Services, Inc.	3.05%	03/01/50	447,171
				1,175,422
	Communications Equipment – 0.2%
800,000	Cisco Systems, Inc.	2.20%	09/20/23	842,861
500,000	Cisco Systems, Inc.	3.63%	03/04/24	540,022
200,000	Cisco Systems, Inc.	2.50%	09/20/26	208,953
225,000	Cisco Systems, Inc.	5.90%	02/15/39	324,270
				1,916,106
	Consumer Finance – 1.4%
250,000	American Express Co.	2.50%	08/01/22	251,950
250,000	American Express Co.	3.70%	08/03/23	259,748
250,000	American Express Co.	3.40%	02/22/24	261,179
500,000	American Express Co.	2.50%	07/30/24	506,792
500,000	American Express Co.	3.00%	10/30/24	512,435
450,000	American Express Co.	3.63%	12/05/24	464,097
250,000	American Express Co.	4.20%	11/06/25	274,079
575,000	American Express Credit Corp.	2.25%	05/05/21	576,685
250,000	American Express Credit Corp.	2.70%	03/03/22	249,642
1,000,000	Capital One Bank U.S.A. N.A. (c)	2.01%	01/27/23	978,087
250,000	Capital One Financial Corp.	4.25%	04/30/25	256,590
500,000	Capital One N.A.	2.65%	08/08/22	495,926
1,039,000	Caterpillar Financial Services Corp.	1.70%	08/09/21	1,038,000
500,000	Caterpillar Financial Services Corp.	1.95%	11/18/22	498,872
1,000,000	Caterpillar Financial Services Corp.	2.15%	11/08/24	1,006,418

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Finance (Continued)
$500,000	Discover Bank	3.35%	02/06/23	$494,534
500,000	Discover Bank	2.70%	02/06/30	432,851
250,000	General Motors Financial Co., Inc.	2.45%	11/06/20	242,618
250,000	General Motors Financial Co., Inc.	3.20%	07/06/21	238,167
500,000	General Motors Financial Co., Inc.	4.20%	11/06/21	477,581
250,000	General Motors Financial Co., Inc.	3.55%	07/08/22	232,777
250,000	General Motors Financial Co., Inc.	5.10%	01/17/24	230,001
250,000	General Motors Financial Co., Inc.	3.50%	11/07/24	220,373
500,000	General Motors Financial Co., Inc.	2.90%	02/26/25	433,655
200,000	General Motors Financial Co., Inc.	5.25%	03/01/26	176,730
100,000	General Motors Financial Co., Inc.	4.00%	10/06/26	85,159
250,000	General Motors Financial Co., Inc.	4.35%	01/17/27	200,369
250,000	General Motors Financial Co., Inc.	3.85%	01/05/28	201,048
273,000	Toyota Motor Credit Corp.	2.90%	03/30/23	274,856
				11,571,219
	Containers & Packaging – 0.1%
350,000	International Paper Co.	4.40%	08/15/47	351,641
250,000	WRKCo, Inc.	3.00%	09/15/24	243,498
				595,139
	Diversified Financial Services – 0.4%
250,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	294,825
500,000	Berkshire Hathaway Finance Corp.	4.25%	01/15/49	617,591
425,000	Berkshire Hathaway, Inc.	3.13%	03/15/26	455,302
500,000	Dell International LLC/EMC Corp. (b)	4.42%	06/15/21	500,064
500,000	Dell International LLC/EMC Corp. (b)	4.90%	10/01/26	493,178
250,000	Dell International LLC/EMC Corp. (b)	5.30%	10/01/29	255,587
250,000	Dell International LLC/EMC Corp. (b)	8.35%	07/15/46	297,854
				2,914,401
	Diversified Telecommunication Services – 1.4%
250,000	AT&T, Inc.	3.20%	03/01/22	253,684
250,000	AT&T, Inc.	3.80%	03/01/24	261,764
150,000	AT&T, Inc.	3.90%	03/11/24	157,699
350,000	AT&T, Inc.	3.40%	05/15/25	364,723
650,000	AT&T, Inc.	4.13%	02/17/26	690,038
545,000	AT&T, Inc.	4.10%	02/15/28	573,163
500,000	AT&T, Inc.	4.35%	03/01/29	540,623
462,000	AT&T, Inc.	4.30%	02/15/30	497,116
250,000	AT&T, Inc.	5.25%	03/01/37	292,673
500,000	AT&T, Inc.	4.85%	03/01/39	562,500
425,000	AT&T, Inc.	4.80%	06/15/44	465,491
250,000	AT&T, Inc.	4.35%	06/15/45	265,230
250,000	AT&T, Inc.	4.75%	05/15/46	277,754
550,000	AT&T, Inc.	5.65%	02/15/47	712,140
250,000	AT&T, Inc.	4.50%	03/09/48	272,049
250,000	AT&T, Inc.	5.70%	03/01/57	315,117
200,000	Level 3 Financing, Inc. (b)	3.40%	03/01/27	191,480
250,000	Level 3 Financing, Inc. (b)	3.88%	11/15/29	236,023
250,000	Verizon Communications, Inc.	2.63%	08/15/26	258,717
250,000	Verizon Communications, Inc.	4.13%	03/16/27	278,554
250,000	Verizon Communications, Inc.	3.88%	02/08/29	277,091
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,264,259
231,000	Verizon Communications, Inc.	4.27%	01/15/36	269,243
298,000	Verizon Communications, Inc.	4.13%	08/15/46	346,048

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services (Continued)
$750,000	Verizon Communications, Inc.	4.86%	08/21/46	$982,795
250,000	Verizon Communications, Inc.	4.52%	09/15/48	321,461
249,000	Verizon Communications, Inc.	5.01%	08/21/54	340,270
				11,267,705
	Electric Utilities – 4.6%
500,000	AEP Texas, Inc.	2.40%	10/01/22	504,102
250,000	AEP Transmission Co., LLC	4.00%	12/01/46	253,724
500,000	AEP Transmission Co., LLC	3.75%	12/01/47	501,684
500,000	AEP Transmission Co., LLC	4.25%	09/15/48	518,910
250,000	Alabama Power Co.	3.70%	12/01/47	261,697
500,000	Alabama Power Co.	3.45%	10/01/49	510,372
750,000	American Electric Power Co., Inc.	2.95%	12/15/22	728,686
300,000	Appalachian Power Co.	4.40%	05/15/44	318,496
500,000	Atlantic City Electric Co.	4.00%	10/15/28	537,248
250,000	Baltimore Gas & Electric Co.	2.40%	08/15/26	240,984
250,000	Baltimore Gas & Electric Co.	3.50%	08/15/46	250,835
250,000	Baltimore Gas & Electric Co.	3.75%	08/15/47	267,886
250,000	Baltimore Gas & Electric Co.	3.20%	09/15/49	228,178
500,000	Cleveland Electric Illuminating (The) Co. (b)	3.50%	04/01/28	471,453
300,000	Commonwealth Edison Co.	3.40%	09/01/21	303,495
250,000	Commonwealth Edison Co.	2.95%	08/15/27	245,758
250,000	Commonwealth Edison Co.	3.70%	08/15/28	267,835
500,000	Commonwealth Edison Co.	2.20%	03/01/30	479,639
400,000	Commonwealth Edison Co.	3.65%	06/15/46	425,171
500,000	Commonwealth Edison Co.	3.75%	08/15/47	535,771
500,000	Commonwealth Edison Co.	4.00%	03/01/49	558,433
500,000	Commonwealth Edison Co.	3.00%	03/01/50	465,443
500,000	DTE Electric Co.	2.25%	03/01/30	485,030
500,000	DTE Electric Co.	2.95%	03/01/50	469,756
500,000	Duke Energy Carolinas LLC	3.05%	03/15/23	512,604
250,000	Duke Energy Carolinas LLC	2.45%	08/15/29	245,564
500,000	Duke Energy Carolinas LLC	2.45%	02/01/30	498,449
750,000	Duke Energy Carolinas LLC	3.20%	08/15/49	753,071
250,000	Duke Energy Corp.	1.80%	09/01/21	248,045
500,000	Duke Energy Corp.	2.40%	08/15/22	499,846
250,000	Duke Energy Corp.	3.15%	08/15/27	246,591
500,000	Duke Energy Corp.	3.40%	06/15/29	506,946
950,000	Duke Energy Corp.	3.75%	09/01/46	913,962
500,000	Duke Energy Corp.	3.95%	08/15/47	484,038
500,000	Duke Energy Corp.	4.20%	06/15/49	509,358
500,000	Duke Energy Florida LLC	3.20%	01/15/27	520,409
250,000	Duke Energy Florida LLC	3.80%	07/15/28	269,454
1,000,000	Duke Energy Florida LLC	2.50%	12/01/29	983,827
250,000	Duke Energy Florida LLC	3.40%	10/01/46	257,630
250,000	Duke Energy Florida LLC	4.20%	07/15/48	281,223
500,000	Duke Energy Progress LLC	3.45%	03/15/29	529,696
250,000	Duke Energy Progress LLC	3.60%	09/15/47	263,881
500,000	Eversource Energy	3.45%	01/15/50	455,813
575,000	Exelon Corp.	5.15%	12/01/20	577,687
500,000	Exelon Corp.	4.05%	04/15/30	506,015
500,000	Exelon Corp.	4.70%	04/15/50	517,102
500,000	FirstEnergy Corp.	2.05%	03/01/25	469,624
500,000	FirstEnergy Corp.	2.65%	03/01/30	469,114
500,000	FirstEnergy Corp.	3.40%	03/01/50	478,526

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$210,000	Florida Power & Light Co.	4.05%	06/01/42	$238,594
250,000	Florida Power & Light Co.	3.95%	03/01/48	299,269
500,000	Georgia Power Co.	2.10%	07/30/23	488,822
500,000	Georgia Power Co.	2.20%	09/15/24	469,903
500,000	Georgia Power Co.	2.65%	09/15/29	485,477
500,000	Georgia Power Co.	3.70%	01/30/50	524,574
250,000	Indiana Michigan Power Co.	3.85%	05/15/28	269,782
500,000	Indiana Michigan Power Co.	3.75%	07/01/47	523,020
250,000	Indiana Michigan Power Co.	4.25%	08/15/48	283,719
500,000	Jersey Central Power & Light Co. (b)	4.30%	01/15/26	541,432
410,000	Metropolitan Edison Co. (b)	3.50%	03/15/23	427,326
500,000	Metropolitan Edison Co. (b)	4.30%	01/15/29	522,922
250,000	Ohio Power Co.	2.60%	04/01/30	243,113
250,000	PECO Energy Co.	3.70%	09/15/47	266,687
500,000	PECO Energy Co.	3.90%	03/01/48	553,597
250,000	PECO Energy Co.	3.00%	09/15/49	240,908
500,000	Public Service Electric & Gas Co.	3.25%	09/01/23	515,873
550,000	Public Service Electric & Gas Co.	2.25%	09/15/26	548,815
250,000	Public Service Electric & Gas Co.	3.00%	05/15/27	255,993
500,000	Public Service Electric & Gas Co.	3.65%	09/01/28	529,040
250,000	Public Service Electric & Gas Co.	3.20%	05/15/29	265,378
500,000	Public Service Electric & Gas Co.	2.45%	01/15/30	498,102
500,000	Public Service Electric & Gas Co.	3.60%	12/01/47	538,270
250,000	Public Service Electric & Gas Co.	4.05%	05/01/48	290,302
250,000	Public Service Electric & Gas Co.	3.85%	05/01/49	280,384
500,000	Public Service Electric & Gas Co.	3.20%	08/01/49	501,093
500,000	Public Service Electric & Gas Co.	3.15%	01/01/50	522,489
500,000	Southwestern Electric Power Co.	2.75%	10/01/26	468,714
500,000	Virginia Electric & Power Co.	2.75%	03/15/23	504,231
200,000	Virginia Electric & Power Co.	3.45%	02/15/24	207,789
450,000	Virginia Electric & Power Co.	2.95%	11/15/26	464,370
250,000	Virginia Electric & Power Co.	3.50%	03/15/27	262,140
500,000	Virginia Electric & Power Co.	2.88%	07/15/29	498,263
475,000	Virginia Electric & Power Co.	4.45%	02/15/44	540,234
250,000	Virginia Electric & Power Co.	4.00%	11/15/46	269,569
250,000	Virginia Electric & Power Co.	3.80%	09/15/47	254,737
500,000	Virginia Electric & Power Co.	4.60%	12/01/48	569,876
				36,993,868
	Electronic Equipment, Instruments & Components – 0.0%
250,000	Corning, Inc.	3.90%	11/15/49	246,253
	Entertainment – 0.2%
150,000	TWDC Enterprises 18 Corp.	3.00%	02/13/26	156,149
350,000	TWDC Enterprises 18 Corp.	1.85%	07/30/26	347,179
475,000	TWDC Enterprises 18 Corp.	4.13%	06/01/44	563,938
500,000	Walt Disney (The) Co.	1.75%	08/30/24	501,931
250,000	Walt Disney (The) Co.	2.75%	09/01/49	247,125
				1,816,322
	Equity Real Estate Investment Trusts – 0.3%
500,000	American Tower Corp.	2.40%	03/15/25	492,590
250,000	American Tower Corp.	2.90%	01/15/30	242,465
250,000	AvalonBay Communities, Inc.	2.30%	03/01/30	236,317
500,000	Duke Realty L.P.	2.88%	11/15/29	481,490
500,000	Prologis L.P.	2.13%	04/15/27	476,805

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Equity Real Estate Investment Trusts (Continued)
$500,000	Prologis L.P.	2.25%	04/15/30	$458,708
250,000	Prologis L.P.	3.00%	04/15/50	218,181
				2,606,556
	Food & Staples Retailing – 0.9%
250,000	Walmart, Inc.	3.13%	06/23/21	255,521
250,000	Walmart, Inc.	3.40%	06/26/23	265,615
325,000	Walmart, Inc.	3.30%	04/22/24	345,531
500,000	Walmart, Inc.	2.85%	07/08/24	526,682
500,000	Walmart, Inc.	2.65%	12/15/24	521,469
1,000,000	Walmart, Inc.	3.55%	06/26/25	1,093,464
500,000	Walmart, Inc.	3.05%	07/08/26	539,076
250,000	Walmart, Inc.	3.70%	06/26/28	281,149
500,000	Walmart, Inc.	3.25%	07/08/29	550,626
500,000	Walmart, Inc.	2.38%	09/24/29	518,379
250,000	Walmart, Inc.	3.95%	06/28/38	297,820
1,000,000	Walmart, Inc.	3.63%	12/15/47	1,143,947
250,000	Walmart, Inc.	4.05%	06/29/48	313,318
750,000	Walmart, Inc.	2.95%	09/24/49	825,934
				7,478,531
	Food Products – 0.3%
500,000	Conagra Brands, Inc.	3.80%	10/22/21	503,616
500,000	Conagra Brands, Inc.	4.30%	05/01/24	518,461
500,000	Conagra Brands, Inc.	4.60%	11/01/25	528,239
500,000	Conagra Brands, Inc.	4.85%	11/01/28	536,449
250,000	Conagra Brands, Inc.	5.40%	11/01/48	282,331
				2,369,096
	Gas Utilities – 0.2%
1,000,000	CenterPoint Energy Resources Corp.	3.55%	04/01/23	1,011,650
500,000	Southern Co. Gas Capital Corp.	4.40%	05/30/47	497,262
				1,508,912
	Health Care Equipment & Supplies – 0.7%
1,100,000	Abbott Laboratories	4.90%	11/30/46	1,507,364
550,000	Becton Dickinson and Co.	3.36%	06/06/24	550,859
522,000	Becton Dickinson and Co.	3.70%	06/06/27	528,048
800,000	Becton Dickinson and Co.	4.67%	06/06/47	865,433
250,000	Boston Scientific Corp.	3.45%	03/01/24	256,923
250,000	Boston Scientific Corp.	3.75%	03/01/26	262,719
250,000	Boston Scientific Corp.	4.00%	03/01/29	265,321
250,000	Boston Scientific Corp.	4.55%	03/01/39	275,425
250,000	Boston Scientific Corp.	4.70%	03/01/49	286,659
295,000	Medtronic, Inc.	3.15%	03/15/22	306,142
267,000	Medtronic, Inc.	3.50%	03/15/25	287,731
400,000	Zimmer Biomet Holdings, Inc.	3.05%	01/15/26	393,135
				5,785,759
	Health Care Providers & Services – 2.6%
250,000	Anthem, Inc.	2.38%	01/15/25	248,042
250,000	Anthem, Inc.	2.88%	09/15/29	244,464
250,000	Anthem, Inc.	4.55%	03/01/48	282,410
750,000	Anthem, Inc.	3.70%	09/15/49	750,043
100,000	Centene Corp. (b)	3.38%	02/15/30	93,375
500,000	CIGNA Corp.	3.40%	09/17/21	509,784

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$333,000	CIGNA Corp.	3.75%	07/15/23	$342,986
500,000	CIGNA Corp.	4.13%	11/15/25	535,753
500,000	CIGNA Corp.	2.40%	03/15/30	476,685
500,000	CIGNA Corp.	4.80%	08/15/38	564,491
500,000	CIGNA Corp.	3.40%	03/15/50	478,436
399,000	CVS Health Corp.	3.35%	03/09/21	401,309
1,100,000	CVS Health Corp.	2.13%	06/01/21	1,101,527
500,000	CVS Health Corp.	3.70%	03/09/23	519,967
700,000	CVS Health Corp.	4.00%	12/05/23	739,106
250,000	CVS Health Corp.	2.63%	08/15/24	254,055
500,000	CVS Health Corp.	4.10%	03/25/25	529,841
178,000	CVS Health Corp.	3.88%	07/20/25	187,333
250,000	CVS Health Corp.	3.00%	08/15/26	253,531
500,000	CVS Health Corp.	4.30%	03/25/28	535,881
250,000	CVS Health Corp.	3.25%	08/15/29	244,687
500,000	CVS Health Corp.	3.75%	04/01/30	515,877
350,000	CVS Health Corp.	4.78%	03/25/38	388,418
1,000,000	CVS Health Corp.	5.05%	03/25/48	1,147,005
250,000	HCA, Inc.	4.13%	06/15/29	251,269
250,000	HCA, Inc.	5.13%	06/15/39	259,362
250,000	HCA, Inc.	5.25%	06/15/49	268,367
500,000	Laboratory Corp. of America Holdings	2.95%	12/01/29	483,587
550,000	UnitedHealth Group, Inc.	2.88%	12/15/21	561,070
500,000	UnitedHealth Group, Inc.	2.38%	10/15/22	507,371
250,000	UnitedHealth Group, Inc.	3.50%	02/15/24	265,130
500,000	UnitedHealth Group, Inc.	2.38%	08/15/24	512,427
250,000	UnitedHealth Group, Inc.	3.70%	12/15/25	269,884
250,000	UnitedHealth Group, Inc.	3.10%	03/15/26	264,479
500,000	UnitedHealth Group, Inc.	3.45%	01/15/27	537,516
500,000	UnitedHealth Group, Inc.	3.38%	04/15/27	535,889
500,000	UnitedHealth Group, Inc.	2.95%	10/15/27	523,566
250,000	UnitedHealth Group, Inc.	3.88%	12/15/28	281,013
500,000	UnitedHealth Group, Inc.	2.88%	08/15/29	524,744
250,000	UnitedHealth Group, Inc.	3.50%	08/15/39	270,931
573,000	UnitedHealth Group, Inc.	4.75%	07/15/45	732,566
500,000	UnitedHealth Group, Inc.	4.20%	01/15/47	590,129
500,000	UnitedHealth Group, Inc.	4.25%	04/15/47	591,072
250,000	UnitedHealth Group, Inc.	3.75%	10/15/47	277,399
250,000	UnitedHealth Group, Inc.	4.45%	12/15/48	304,151
250,000	UnitedHealth Group, Inc.	3.70%	08/15/49	278,234
250,000	UnitedHealth Group, Inc.	3.88%	08/15/59	276,173
250,000	Unum Group	4.50%	12/15/49	194,670
				20,906,005
	Household Durables – 0.1%
500,000	DR Horton, Inc.	2.50%	10/15/24	467,948
	Household Products – 0.1%
500,000	Procter & Gamble (The) Co.	2.15%	08/11/22	510,995
	Independent Power & Renewable Electricity Producers – 0.3%
500,000	NextEra Energy Capital Holdings, Inc.	2.80%	01/15/23	509,966
500,000	NextEra Energy Capital Holdings, Inc.	3.15%	04/01/24	512,550
500,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/27	510,783
500,000	NextEra Energy Capital Holdings, Inc.	3.50%	04/01/29	517,551

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Independent Power & Renewable Electricity Producers (Continued)
$500,000	NextEra Energy Capital Holdings, Inc.	2.75%	11/01/29	$485,067
				2,535,917
	Industrial Conglomerates – 0.1%
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	2.77%	12/15/22	476,672
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/47	412,190
				888,862
	Insurance – 0.7%
200,000	American International Group, Inc.	4.13%	02/15/24	209,470
100,000	American International Group, Inc.	3.90%	04/01/26	103,204
250,000	American International Group, Inc.	4.25%	03/15/29	256,873
300,000	American International Group, Inc.	6.25%	05/01/36	350,736
500,000	Aon Corp.	2.20%	11/15/22	498,391
500,000	Aon Corp.	3.75%	05/02/29	528,094
250,000	CNA Financial Corp.	3.90%	05/01/29	249,717
250,000	Hartford Financial Services Group (The), Inc.	2.80%	08/19/29	244,592
250,000	Hartford Financial Services Group (The), Inc.	3.60%	08/19/49	233,051
750,000	Marsh & McLennan Cos., Inc.	4.38%	03/15/29	827,628
250,000	Marsh & McLennan Cos., Inc.	4.90%	03/15/49	316,419
300,000	MetLife, Inc.	4.88%	11/13/43	346,036
275,000	Prudential Financial, Inc.	4.60%	05/15/44	275,652
500,000	Travelers (The) Cos., Inc.	4.00%	05/30/47	565,100
500,000	Travelers (The) Cos., Inc.	4.10%	03/04/49	589,974
				5,594,937
	IT Services – 1.0%
500,000	Fiserv, Inc.	2.75%	07/01/24	502,884
500,000	Fiserv, Inc.	3.20%	07/01/26	517,574
500,000	Fiserv, Inc.	3.50%	07/01/29	523,113
500,000	Fiserv, Inc.	4.40%	07/01/49	535,782
500,000	International Business Machines Corp.	2.85%	05/13/22	513,189
500,000	International Business Machines Corp.	3.00%	05/15/24	527,787
500,000	International Business Machines Corp.	3.30%	05/15/26	535,535
500,000	International Business Machines Corp.	3.50%	05/15/29	543,704
500,000	International Business Machines Corp.	4.15%	05/15/39	562,619
500,000	International Business Machines Corp.	4.25%	05/15/49	590,423
950,000	Visa, Inc.	2.80%	12/14/22	990,667
250,000	Visa, Inc.	2.05%	04/15/30	249,637
500,000	Visa, Inc.	2.70%	04/15/40	496,320
450,000	Visa, Inc.	4.30%	12/14/45	569,029
500,000	Visa, Inc.	3.65%	09/15/47	571,007
				8,229,270
	Machinery – 0.2%
250,000	Caterpillar, Inc.	2.60%	09/19/29	247,593
500,000	Otis Worldwide Corp. (b)	2.06%	04/05/25	490,403
150,000	Otis Worldwide Corp. (b)	2.29%	04/05/27	144,090
500,000	Otis Worldwide Corp. (b)	3.11%	02/15/40	474,172
250,000	Wabtec Corp.	4.40%	03/15/24	248,818
				1,605,076
	Media – 1.5%
610,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.91%	07/23/25	648,734

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.05%	03/30/29	$541,654
750,000	Charter Communications Operating LLC/Charter Communications Operating Capital	6.48%	10/23/45	908,401
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.38%	05/01/47	271,008
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.75%	04/01/48	569,428
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.80%	03/01/50	522,785
575,000	Comcast Corp.	3.70%	04/15/24	618,202
550,000	Comcast Corp.	3.95%	10/15/25	599,201
250,000	Comcast Corp.	3.55%	05/01/28	270,734
350,000	Comcast Corp.	4.15%	10/15/28	393,821
500,000	Comcast Corp.	2.65%	02/01/30	515,480
500,000	Comcast Corp.	3.25%	11/01/39	518,722
250,000	Comcast Corp.	3.40%	07/15/46	271,545
500,000	Comcast Corp.	4.00%	08/15/47	586,003
250,000	Comcast Corp.	4.00%	03/01/48	296,282
400,000	Comcast Corp.	4.70%	10/15/48	520,425
500,000	Comcast Corp.	3.45%	02/01/50	550,401
250,000	Comcast Corp.	4.95%	10/15/58	339,716
500,000	Discovery Communications LLC	4.13%	05/15/29	485,180
750,000	Discovery Communications LLC	5.30%	05/15/49	761,597
500,000	Fox Corp. (b)	3.67%	01/25/22	511,140
500,000	Fox Corp. (b)	4.03%	01/25/24	520,394
250,000	Fox Corp. (b)	4.71%	01/25/29	274,564
250,000	Fox Corp. (b)	5.48%	01/25/39	290,582
250,000	Fox Corp. (b)	5.58%	01/25/49	300,148
				12,086,147
	Metals & Mining – 0.1%
500,000	Newmont Corp.	2.25%	10/01/30	467,802
	Multi-Utilities – 1.6%
650,000	CenterPoint Energy, Inc.	3.60%	11/01/21	649,156
600,000	CenterPoint Energy, Inc.	3.85%	02/01/24	606,654
750,000	CenterPoint Energy, Inc.	2.50%	09/01/24	730,702
250,000	CenterPoint Energy, Inc.	2.95%	03/01/30	238,034
200,000	Consolidated Edison Co. of New York, Inc.	3.80%	05/15/28	208,098
335,000	Consolidated Edison Co. of New York, Inc.	4.45%	03/15/44	372,072
500,000	Consolidated Edison Co. of New York, Inc.	3.88%	06/15/47	498,865
500,000	Consolidated Edison Co. of New York, Inc.	4.13%	05/15/49	543,570
250,000	Consolidated Edison Co. of New York, Inc.	4.30%	12/01/56	265,533
1,000,000	Consolidated Edison Co. of New York, Inc.	3.70%	11/15/59	952,654
500,000	Dominion Energy Gas Holdings LLC	2.50%	11/15/24	484,423
500,000	Dominion Energy Gas Holdings LLC	3.00%	11/15/29	461,519
500,000	Dominion Energy Gas Holdings LLC	3.90%	11/15/49	437,216
250,000	Dominion Energy, Inc.	2.75%	01/15/22	249,411
100,000	Dominion Energy, Inc.	3.38%	04/01/30	98,995
495,000	Dominion Energy, Inc.	4.70%	12/01/44	514,427
500,000	DTE Energy Co.	2.25%	11/01/22	494,777
500,000	DTE Energy Co.	2.95%	03/01/30	482,002
910,000	NiSource, Inc.	2.65%	11/17/22	919,468
1,010,000	NiSource, Inc.	3.65%	06/15/23	1,035,735
250,000	NiSource, Inc.	3.49%	05/15/27	253,272

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Multi-Utilities (Continued)
$500,000	NiSource, Inc.	2.95%	09/01/29	$477,308
667,000	NiSource, Inc.	4.38%	05/15/47	678,760
250,000	NiSource, Inc.	3.95%	03/30/48	255,081
500,000	Public Service Enterprise Group, Inc.	2.65%	11/15/22	497,124
500,000	Public Service Enterprise Group, Inc.	2.88%	06/15/24	499,412
				12,904,268
	Oil, Gas & Consumable Fuels – 2.6%
1,000,000	BP Capital Markets America, Inc.	3.80%	09/21/25	1,025,230
500,000	BP Capital Markets America, Inc.	3.41%	02/11/26	500,645
100,000	BP Capital Markets America, Inc.	3.12%	05/04/26	100,884
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	535,197
750,000	BP Capital Markets America, Inc.	4.23%	11/06/28	810,134
750,000	Chevron Corp.	2.10%	05/16/21	750,478
550,000	Chevron Corp.	2.57%	05/16/23	565,466
500,000	Chevron Corp.	2.90%	03/03/24	516,196
1,360,000	Chevron Corp.	2.95%	05/16/26	1,412,740
500,000	Energy Transfer Operating L.P.	4.50%	04/15/24	446,751
250,000	Energy Transfer Operating L.P.	4.20%	04/15/27	201,951
250,000	Energy Transfer Operating L.P.	5.25%	04/15/29	207,742
250,000	Energy Transfer Operating L.P.	5.80%	06/15/38	217,391
250,000	Energy Transfer Operating L.P.	5.30%	04/15/47	190,795
250,000	Energy Transfer Operating L.P.	6.00%	06/15/48	210,476
250,000	Energy Transfer Operating L.P.	6.25%	04/15/49	215,027
500,000	Enterprise Products Operating LLC	3.13%	07/31/29	462,659
500,000	Enterprise Products Operating LLC	4.80%	02/01/49	501,885
500,000	Enterprise Products Operating LLC	4.20%	01/31/50	483,020
500,000	Enterprise Products Operating LLC	3.70%	01/31/51	446,747
500,000	Exxon Mobil Corp.	2.22%	03/01/21	503,396
250,000	Exxon Mobil Corp.	1.90%	08/16/22	251,173
250,000	Exxon Mobil Corp.	2.02%	08/16/24	249,315
250,000	Exxon Mobil Corp.	2.28%	08/16/26	255,059
500,000	Kinder Morgan, Inc.	3.15%	01/15/23	488,408
500,000	Kinder Morgan, Inc.	5.20%	03/01/48	497,545
250,000	Midwest Connector Capital Co., LLC (b)	3.63%	04/01/22	240,400
250,000	Midwest Connector Capital Co., LLC (b)	3.90%	04/01/24	233,803
500,000	MPLX L.P.	4.80%	02/15/29	441,230
500,000	MPLX L.P.	5.20%	03/01/47	414,409
250,000	Occidental Petroleum Corp.	4.85%	03/15/21	209,934
252,000	Occidental Petroleum Corp.	2.60%	08/13/21	198,291
1,000,000	Occidental Petroleum Corp.	2.70%	08/15/22	713,948
400,000	ONEOK Partners L.P.	3.38%	10/01/22	366,650
250,000	ONEOK, Inc.	2.75%	09/01/24	202,744
250,000	ONEOK, Inc.	4.55%	07/15/28	213,749
250,000	ONEOK, Inc.	4.35%	03/15/29	204,069
250,000	ONEOK, Inc.	3.40%	09/01/29	187,688
250,000	ONEOK, Inc.	5.20%	07/15/48	196,764
250,000	ONEOK, Inc.	4.45%	09/01/49	194,838
500,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	425,806
250,000	Sabine Pass Liquefaction LLC	4.20%	03/15/28	215,000
350,000	Sunoco Logistics Partners Operations L.P.	3.90%	07/15/26	293,432
500,000	Sunoco Logistics Partners Operations L.P.	4.00%	10/01/27	395,140
500,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	400,028
500,000	TC PipeLines L.P.	3.90%	05/25/27	473,158
250,000	Transcontinental Gas Pipe Line Co., LLC	4.00%	03/15/28	224,944

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$500,000	Valero Energy Corp.	4.35%	06/01/28	$476,856
500,000	Western Midstream Operating L.P.	3.10%	02/01/25	255,636
300,000	Williams (The) Cos., Inc.	3.60%	03/15/22	291,081
625,000	Williams (The) Cos., Inc.	4.90%	01/15/45	549,365
270,000	Williams (The) Cos., Inc.	5.10%	09/15/45	254,118
500,000	Williams (The) Cos., Inc.	4.85%	03/01/48	468,230
				20,787,621
	Pharmaceuticals – 0.7%
500,000	Bristol-Myers Squibb Co. (b)	2.55%	05/14/21	506,075
500,000	Bristol-Myers Squibb Co. (b)	2.60%	05/16/22	511,247
500,000	Bristol-Myers Squibb Co. (b)	2.90%	07/26/24	530,936
500,000	Bristol-Myers Squibb Co. (b)	3.20%	06/15/26	531,965
750,000	Bristol-Myers Squibb Co. (b)	3.40%	07/26/29	829,710
500,000	Bristol-Myers Squibb Co. (b)	4.13%	06/15/39	600,837
500,000	Merck & Co., Inc.	2.90%	03/07/24	522,814
250,000	Novartis Capital Corp.	1.75%	02/14/25	252,285
250,000	Novartis Capital Corp.	2.00%	02/14/27	252,947
250,000	Novartis Capital Corp.	2.20%	08/14/30	256,944
250,000	Novartis Capital Corp.	2.75%	08/14/50	261,809
250,000	Pfizer, Inc.	3.45%	03/15/29	275,709
250,000	Pfizer, Inc.	4.00%	03/15/49	306,833
				5,640,111
	Professional Services – 0.1%
500,000	Equifax, Inc.	2.60%	12/01/24	473,508
	Road & Rail – 1.1%
500,000	CSX Corp.	4.25%	03/15/29	561,685
250,000	CSX Corp.	2.40%	02/15/30	247,591
250,000	CSX Corp.	3.80%	11/01/46	252,143
250,000	CSX Corp.	3.35%	09/15/49	239,658
200,000	CSX Corp.	4.50%	08/01/54	227,007
250,000	CSX Corp.	4.25%	11/01/66	250,064
250,000	Kansas City Southern	4.20%	11/15/69	232,593
250,000	Norfolk Southern Corp.	3.65%	08/01/25	258,632
250,000	Norfolk Southern Corp.	2.90%	06/15/26	255,683
500,000	Norfolk Southern Corp.	3.80%	08/01/28	515,272
750,000	Norfolk Southern Corp.	4.15%	02/28/48	794,657
500,000	Norfolk Southern Corp.	4.10%	05/15/49	536,183
250,000	Ryder System, Inc.	3.50%	06/01/21	250,048
250,000	Ryder System, Inc.	2.25%	09/01/21	248,781
500,000	Ryder System, Inc.	2.80%	03/01/22	493,987
500,000	Ryder System, Inc.	3.65%	03/18/24	504,122
500,000	Ryder System, Inc.	2.50%	09/01/24	476,940
300,000	Union Pacific Corp.	3.75%	03/15/24	318,130
1,000,000	Union Pacific Corp.	2.15%	02/05/27	981,199
250,000	Union Pacific Corp.	3.00%	04/15/27	255,354
250,000	Union Pacific Corp.	2.40%	02/05/30	244,433
183,000	Union Pacific Corp.	4.15%	01/15/45	198,202
225,000	Union Pacific Corp.	4.05%	03/01/46	238,344
250,000	Union Pacific Corp.	3.25%	02/05/50	252,113
250,000	Union Pacific Corp.	4.10%	09/15/67	253,631
250,000	Union Pacific Corp.	3.75%	02/05/70	262,296
				9,348,748

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Semiconductors & Semiconductor Equipment – 0.5%
$1,000,000	Broadcom, Inc. (b)	3.13%	04/15/21	$989,409
375,000	Intel Corp.	2.70%	12/15/22	392,685
500,000	Intel Corp.	2.88%	05/11/24	525,508
500,000	Intel Corp.	2.45%	11/15/29	513,382
300,000	Intel Corp.	4.10%	05/19/46	363,363
500,000	Intel Corp.	4.10%	05/11/47	609,974
500,000	Intel Corp.	3.25%	11/15/49	540,594
500,000	Intel Corp.	3.10%	02/15/60	532,229
				4,467,144
	Software – 0.5%
250,000	Microsoft Corp.	2.88%	02/06/24	266,497
200,000	Microsoft Corp.	3.13%	11/03/25	219,315
250,000	Microsoft Corp.	4.10%	02/06/37	302,287
275,000	Microsoft Corp.	4.45%	11/03/45	363,113
350,000	Microsoft Corp.	3.70%	08/08/46	421,996
500,000	Oracle Corp.	2.40%	09/15/23	512,957
250,000	Oracle Corp.	3.40%	07/08/24	265,927
250,000	Oracle Corp.	2.50%	04/01/25	252,655
350,000	Oracle Corp.	2.65%	07/15/26	358,003
400,000	Oracle Corp.	5.38%	07/15/40	536,452
350,000	Oracle Corp.	4.00%	07/15/46	392,411
500,000	Oracle Corp.	3.60%	04/01/50	502,280
				4,393,893
	Specialty Retail – 0.9%
200,000	Home Depot (The), Inc.	2.00%	04/01/21	200,385
770,000	Home Depot (The), Inc.	4.40%	04/01/21	783,986
500,000	Home Depot (The), Inc.	3.25%	03/01/22	517,885
550,000	Home Depot (The), Inc.	3.00%	04/01/26	582,492
1,000,000	Home Depot (The), Inc.	2.80%	09/14/27	1,035,981
500,000	Home Depot (The), Inc.	3.90%	12/06/28	558,225
250,000	Home Depot (The), Inc.	2.95%	06/15/29	259,751
500,000	Home Depot (The), Inc.	4.25%	04/01/46	596,713
500,000	Home Depot (The), Inc.	3.90%	06/15/47	555,085
500,000	Home Depot (The), Inc.	4.50%	12/06/48	624,101
250,000	Home Depot (The), Inc.	3.13%	12/15/49	248,802
250,000	Home Depot (The), Inc.	3.50%	09/15/56	254,240
500,000	Lowe’s Cos., Inc.	3.65%	04/05/29	514,178
500,000	Lowe’s Cos., Inc.	4.55%	04/05/49	541,613
				7,273,437
	Technology Hardware, Storage & Peripherals – 0.8%
450,000	Apple, Inc.	2.85%	05/06/21	454,576
250,000	Apple, Inc.	1.55%	08/04/21	251,730
250,000	Apple, Inc.	2.40%	01/13/23	257,198
375,000	Apple, Inc.	2.40%	05/03/23	391,481
250,000	Apple, Inc.	3.00%	02/09/24	263,725
500,000	Apple, Inc.	2.85%	05/11/24	532,287
500,000	Apple, Inc.	1.80%	09/11/24	510,003
500,000	Apple, Inc.	2.75%	01/13/25	528,411
250,000	Apple, Inc.	3.35%	02/09/27	273,138
500,000	Apple, Inc.	3.20%	05/11/27	542,135
500,000	Apple, Inc.	3.00%	11/13/27	537,443
600,000	Apple, Inc.	4.25%	02/09/47	771,056
250,000	Apple, Inc.	3.75%	09/12/47	307,227

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
$250,000	Apple, Inc.	3.75%	11/13/47	$301,131
500,000	Hewlett Packard Enterprise Co.	3.50%	10/05/21	504,862
				6,426,403
	Tobacco – 0.4%
250,000	Altria Group, Inc.	3.49%	02/14/22	255,955
250,000	Altria Group, Inc.	3.80%	02/14/24	253,885
250,000	Altria Group, Inc.	4.80%	02/14/29	260,740
250,000	Altria Group, Inc.	5.95%	02/14/49	290,359
250,000	BAT Capital Corp.	3.22%	08/15/24	241,058
250,000	BAT Capital Corp.	2.79%	09/06/24	242,189
250,000	BAT Capital Corp.	3.22%	09/06/26	238,266
250,000	BAT Capital Corp.	4.70%	04/02/27	254,411
250,000	BAT Capital Corp.	3.56%	08/15/27	235,984
250,000	BAT Capital Corp.	4.91%	04/02/30	256,592
250,000	BAT Capital Corp.	4.39%	08/15/37	231,406
250,000	BAT Capital Corp.	4.76%	09/06/49	237,128
250,000	BAT Capital Corp.	5.28%	04/02/50	251,488
				3,249,461
	Water Utilities – 0.0%
250,000	American Water Capital Corp.	4.15%	06/01/49	276,730
	Wireless Telecommunication Services – 0.1%
250,000	American Tower Corp.	2.75%	01/15/27	241,794
250,000	American Tower Corp.	3.70%	10/15/49	233,497
				475,291
	Total Corporate Bonds and Notes			335,525,362
	(Cost $326,123,485)
FOREIGN CORPORATE BONDS AND NOTES – 4.1%
	Banks – 2.3%
500,000	Australia & New Zealand Banking Group (New York, NY) Ltd.	2.05%	11/21/22	501,599
500,000	Australia & New Zealand Banking Group Ltd. (b) (c)	2.95%	07/22/30	474,710
400,000	Banco Santander S.A.	2.71%	06/27/24	393,117
400,000	Banco Santander S.A.	3.31%	06/27/29	393,567
500,000	Bank of Montreal	2.90%	03/26/22	506,795
1,000,000	Bank of Montreal	2.05%	11/01/22	992,923
500,000	Bank of Montreal	3.30%	02/05/24	516,950
500,000	Bank of Nova Scotia (The)	2.00%	11/15/22	501,928
500,000	Bank of Nova Scotia (The)	1.95%	02/01/23	498,772
500,000	Bank of Nova Scotia (The)	2.70%	08/03/26	505,313
250,000	BNP Paribas S.A. (b) (c)	3.05%	01/13/31	234,648
250,000	BPCE S.A. (b)	2.70%	10/01/29	237,512
500,000	Canadian Imperial Bank of Commerce	2.25%	01/28/25	495,762
250,000	Cooperatieve Rabobank U.A. (b)	3.88%	09/26/23	257,523
500,000	Cooperatieve Rabobank U.A. (b)	2.63%	07/22/24	486,644
475,000	HSBC Holdings PLC	2.65%	01/05/22	474,748
200,000	HSBC Holdings PLC (c)	3.26%	03/13/23	200,005
500,000	HSBC Holdings PLC (c)	3.95%	05/18/24	513,097
200,000	HSBC Holdings PLC (c)	3.80%	03/11/25	206,007
1,000,000	HSBC Holdings PLC (c)	2.63%	11/07/25	971,756
625,000	HSBC Holdings PLC	3.90%	05/25/26	637,117
350,000	HSBC Holdings PLC	4.38%	11/23/26	369,334
200,000	HSBC Holdings PLC (c)	4.04%	03/13/28	203,814

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	HSBC Holdings PLC (c)	4.58%	06/19/29	$530,915
200,000	HSBC Holdings PLC	4.95%	03/31/30	218,660
250,000	HSBC Holdings PLC (c)	3.97%	05/22/30	256,573
500,000	Lloyds Banking Group PLC (c)	2.44%	02/05/26	473,095
1,000,000	Royal Bank of Canada	2.80%	04/29/22	1,014,248
500,000	Royal Bank of Canada	1.95%	01/17/23	495,512
500,000	Royal Bank of Canada	3.70%	10/05/23	523,608
1,000,000	Royal Bank of Canada	2.25%	11/01/24	1,006,791
125,000	Royal Bank of Canada , 3 Mo. LIBOR + 0.36% (d)	2.20%	01/17/23	116,707
500,000	Santander U.K. PLC	2.10%	01/13/23	484,722
500,000	Skandinaviska Enskilda Banken A.B. (b)	2.20%	12/12/22	491,831
500,000	Societe Generale S.A. (b)	2.63%	01/22/25	482,309
500,000	Societe Generale S.A. (b)	3.00%	01/22/30	456,630
500,000	Sumitomo Mitsui Financial Group, Inc.	2.70%	07/16/24	500,628
200,000	Sumitomo Mitsui Financial Group, Inc.	2.45%	09/27/24	198,724
500,000	Sumitomo Mitsui Financial Group, Inc.	3.04%	07/16/29	497,661
250,000	Sumitomo Mitsui Financial Group, Inc.	2.72%	09/27/29	243,164
				18,565,419
	Capital Markets – 0.2%
500,000	Credit Suisse (New York, NY) A.G.	2.10%	11/12/21	498,953
500,000	Credit Suisse Group AG (b)	3.57%	01/09/23	504,931
500,000	Credit Suisse Group AG (b) (c)	3.87%	01/12/29	506,671
				1,510,555
	Commercial Services & Supplies – 0.1%
750,000	Waste Connections, Inc.	2.60%	02/01/30	715,334
	Diversified Financial Services – 0.3%
500,000	Banque Federative du Credit Mutuel S.A. (b)	2.13%	11/21/22	465,071
250,000	Credit Agricole (London) S.A. (b)	2.38%	01/22/25	244,640
500,000	GE Capital International Funding Co. Unlimited Co.	2.34%	11/15/20	491,666
444,000	GE Capital International Funding Co. Unlimited Co.	4.42%	11/15/35	475,676
500,000	Shell International Finance, B.V.	2.00%	11/07/24	497,512
250,000	Shell International Finance, B.V.	4.00%	05/10/46	278,765
250,000	Shell International Finance, B.V.	3.75%	09/12/46	268,488
				2,721,818
	Diversified Telecommunication Services – 0.1%
500,000	British Telecommunications PLC (b)	3.25%	11/08/29	489,124
250,000	Telefonica Emisiones S.A.	5.52%	03/01/49	294,123
				783,247
	Food & Staples Retailing – 0.0%
500,000	Alimentation Couche-Tard, Inc. (b)	3.80%	01/25/50	444,033
	Food Products – 0.1%
500,000	Mondelez International Holdings Netherlands, B.V. (b)	2.13%	09/19/22	496,011
	Health Care Equipment & Supplies – 0.1%
250,000	DH Europe Finance II Sarl	2.20%	11/15/24	243,334
250,000	DH Europe Finance II Sarl	2.60%	11/15/29	244,334
250,000	DH Europe Finance II Sarl	3.40%	11/15/49	246,595
				734,263
	Metals & Mining – 0.1%
250,000	Anglo American Capital PLC (b)	3.63%	09/11/24	235,657

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Metals & Mining (Continued)
$250,000	Anglo American Capital PLC (b)	4.00%	09/11/27	$236,591
330,000	BHP Billiton Finance USA, Ltd.	5.00%	09/30/43	427,920
				900,168
	Oil, Gas & Consumable Fuels – 0.3%
500,000	Canadian Natural Resources, Ltd.	3.85%	06/01/27	396,228
500,000	Eni S.p.A. (b)	4.75%	09/12/28	487,662
500,000	Total Capital International S.A.	2.43%	01/10/25	501,142
250,000	Total Capital International S.A.	2.83%	01/10/30	253,379
500,000	Total Capital International S.A.	3.46%	07/12/49	512,018
				2,150,429
	Pharmaceuticals – 0.1%
500,000	GlaxoSmithKline Capital PLC	2.88%	06/01/22	511,922
500,000	Takeda Pharmaceutical Co. Ltd.	4.00%	11/26/21	506,888
250,000	Takeda Pharmaceutical Co. Ltd.	4.40%	11/26/23	263,622
				1,282,432
	Thrifts & Mortgage Finance – 0.1%
500,000	Nationwide Building Society (b)	2.00%	01/27/23	486,855
	Tobacco – 0.1%
500,000	Imperial Brands Finance PLC (b)	3.13%	07/26/24	472,077
250,000	Imperial Brands Finance PLC (b)	3.50%	07/26/26	231,256
				703,333
	Wireless Telecommunication Services – 0.2%
250,000	Vodafone Group PLC	4.38%	05/30/28	264,578
500,000	Vodafone Group PLC	4.88%	06/19/49	558,392
500,000	Vodafone Group PLC	4.25%	09/17/50	520,606
500,000	Vodafone Group PLC	5.13%	06/19/59	574,503
				1,918,079
	Total Foreign Corporate Bonds and Notes			33,411,976
	(Cost $33,402,241)
U.S. GOVERNMENT BONDS AND NOTES – 2.9%
800,000	U.S. Treasury Note (e)	2.88%	10/31/20	812,766
4,070,000	U.S. Treasury Note	1.13%	02/28/22	4,140,748
1,890,000	U.S. Treasury Note	1.50%	09/15/22	1,948,583
775,000	U.S. Treasury Note	1.63%	12/15/22	803,563
1,445,000	U.S. Treasury Note	1.50%	01/15/23	1,494,644
645,000	U.S. Treasury Note	1.38%	02/15/23	665,521
910,000	U.S. Treasury Note	0.50%	03/15/23	915,901
2,520,000	U.S. Treasury Note	1.38%	01/31/25	2,640,389
105,000	U.S. Treasury Note	1.13%	02/28/25	108,933
730,000	U.S. Treasury Note	0.50%	03/31/25	734,591
3,184,500	U.S. Treasury Note	1.50%	02/15/30	3,429,495
4,465,000	U.S. Treasury Note	2.38%	11/15/49	5,566,425

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$250,000	U.S. Treasury Note	2.00%	02/15/50	$289,917
	Total U.S. Government Bonds and Notes			23,551,476
	(Cost $23,072,451)
	Total Investments – 99.1%			804,010,100
	(Cost $865,290,640) (f)

Net Other Assets and Liabilities – 0.9%	7,462,003
Net Assets – 100.0%	$811,472,103
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Ultra 10-Year Notes	Short	45	Jun 2020	$ (7,021,406)	$(452,109)

(a)	Non-income producing security.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2020, securities noted as such amounted to $31,886,795 or 3.9% of net assets.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Floating or variable rate security.
(e)	All or a portion of this security is segregated as collateral for open futures contracts.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,821,896 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $100,554,545. The net unrealized depreciation was $61,732,649. The amounts presented are inclusive of derivative contracts.

LIBOR	London Interbank Offered Rate

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 411,521,286	$ 411,521,286	$ —	$ —
Corporate Bonds and Notes*	335,525,362	—	335,525,362	—
Foreign Corporate Bonds and Notes*	33,411,976	—	33,411,976	—
U.S. Government Bonds and Notes	23,551,476	—	23,551,476	—
Total Investments	$ 804,010,100	$ 411,521,286	$ 392,488,814	$—
LIABILITIES TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (452,109)	$ (452,109)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 44.4%

	Capital Markets — 44.4%
23,370	First Trust Institutional Preferred Securities and Income ETF (a)	$395,187
500	First Trust Long Duration Opportunities ETF (a)	14,502
5,420	First Trust Low Duration Opportunities ETF (a)	276,420
69,710	First Trust Preferred Securities and Income ETF (a)	1,143,244
90,940	First Trust Senior Loan Fund (a)	3,800,382
50,990	First Trust Tactical High Yield ETF (a)	2,141,325
14,698	Invesco BulletShares 2021 Corporate Bond ETF	308,217
17,161	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,119,555
11,970	iShares MBS ETF	1,321,967
9,385	ProShares Short 20+ Year Treasury	145,655
1	Vanguard Mortgage-Backed Securities ETF	55
	Total Exchange-Traded Funds	11,666,509
	(Cost $12,608,944)

COMMON STOCKS — 22.1%

	Aerospace & Defense — 1.0%
316	Lockheed Martin Corp.	107,108
310	Northrop Grumman Corp.	93,790
431	Raytheon Co.	56,526
		257,424

	Air Freight & Logistics — 0.3%
848	United Parcel Service, Inc., Class B	79,220

	Banks — 1.0%
1,237	JPMorgan Chase & Co.	111,367
561	M&T Bank Corp.	58,024
1,303	U.S. Bancorp	44,889
1,977	Webster Financial Corp.	45,273
		259,553

	Beverages — 0.4%
797	PepsiCo, Inc.	95,720

	Biotechnology — 0.2%
782	AbbVie, Inc.	59,581

	Building Products — 0.3%
939	Trane Technologies PLC	77,552

	Capital Markets — 0.6%
161	BlackRock, Inc.	70,835
1,186	Intercontinental Exchange, Inc.	95,770
		166,605

	Chemicals — 0.2%
353	Ecolab, Inc.	55,008

	Consumer Finance — 0.2%
1,086	Capital One Financial Corp.	54,756

	Diversified Telecommunication Services — 0.4%
2,162	Verizon Communications, Inc.	116,164

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
COMMON STOCKS (Continued)

	Electric Utilities — 2.6%
849	Alliant Energy Corp.	$40,998
491	American Electric Power Co., Inc.	39,270
255	Duke Energy Corp.	20,624
539	Emera, Inc. (CAD)	21,257
546	Eversource Energy	42,703
2,037	Exelon Corp.	74,982
2,233	Fortis, Inc. (CAD)	86,112
623	NextEra Energy, Inc.	149,906
2,806	OGE Energy Corp.	86,228
2,588	PPL Corp.	63,872
1,097	Xcel Energy, Inc.	66,149
		692,101

	Electrical Equipment — 0.3%
1,126	Eaton Corp. PLC	87,479

	Electronic Equipment, Instruments & Components — 0.6%
854	CDW Corp.	79,653
1,225	TE Connectivity Ltd.	77,150
		156,803

	Food & Staples Retailing — 0.7%
1,286	Sysco Corp.	58,680
1,098	Walmart, Inc.	124,755
		183,435

	Gas Utilities — 0.1%
208	Atmos Energy Corp.	20,640
521	New Jersey Resources Corp.	17,698
		38,338

	Health Care Equipment & Supplies — 1.3%
1,476	Abbott Laboratories	116,471
2,139	Koninklijke Philips N.V.	85,903
960	STERIS PLC	134,371
		336,745

	Health Care Providers & Services — 0.7%
1,481	CVS Health Corp.	87,868
340	UnitedHealth Group, Inc.	84,789
		172,657

	Industrial Conglomerates — 0.3%
526	Honeywell International, Inc.	70,374

	IT Services — 1.1%
733	Accenture PLC, Class A	119,669
1,015	Fidelity National Information Services, Inc.	123,465
382	Leidos Holdings, Inc.	35,010
		278,144

	Machinery — 0.5%
828	Ingersoll Rand, Inc. (b)	20,534
469	Parker-Hannifin Corp.	60,843
1,511	Timken (The) Co.	48,866
		130,243

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
COMMON STOCKS (Continued)

	Media — 0.4%
2,306	Comcast Corp., Class A	$79,280
2,568	ViacomCBS, Inc., Class B	35,978
		115,258

	Multiline Retail — 0.4%
1,110	Target Corp.	103,197

	Multi-Utilities — 1.1%
604	ATCO Ltd., Class I (CAD)	16,726
280	Dominion Energy, Inc.	20,213
4,424	Public Service Enterprise Group, Inc.	198,682
153	Sempra Energy	17,287
252	WEC Energy Group, Inc.	22,209
		275,117

	Oil, Gas & Consumable Fuels — 3.0%
626	Chevron Corp.	45,360
1,256	ConocoPhillips	38,685
3,794	Enbridge, Inc.	110,367
3,563	Equitrans Midstream Corp.	17,922
10,967	Kinder Morgan, Inc.	152,661
1,227	ONEOK, Inc.	26,761
6,532	TC Energy Corp.	289,368
7,390	Williams (The) Cos., Inc.	104,568
		785,692

	Personal Products — 0.3%
1,726	Unilever PLC, ADR	87,284

	Pharmaceuticals — 1.4%
2,130	Bristol-Myers Squibb Co.	118,726
941	Eli Lilly & Co.	130,536
1,484	Merck & Co., Inc.	114,179
		363,441

	Semiconductors & Semiconductor Equipment — 0.5%
314	Broadcom, Inc.	74,449
465	KLA Corp.	66,839
		141,288

	Software — 0.6%
960	Microsoft Corp.	151,402

	Specialty Retail — 0.7%
540	Home Depot (The), Inc.	100,823
1,886	TJX (The) Cos., Inc.	90,170
		190,993

	Technology Hardware, Storage & Peripherals — 0.5%
525	Apple, Inc.	133,502

	Textiles, Apparel & Luxury Goods — 0.4%
1,237	NIKE, Inc., Class B	102,349

	Total Common Stocks	5,817,425
	(Cost $6,321,692)

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 10.8%

$32,438	U.S. Treasury Inflation Indexed Bond (c)	2.50%	01/15/29	$39,785
26,674	U.S. Treasury Inflation Indexed Bond (c)	3.88%	04/15/29	35,863
13,224	U.S. Treasury Inflation Indexed Bond (c)	3.38%	04/15/32	18,672
32,222	U.S. Treasury Inflation Indexed Bond (c)	2.13%	02/15/40	45,038
55,123	U.S. Treasury Inflation Indexed Bond (c)	2.13%	02/15/41	76,794
51,140	U.S. Treasury Inflation Indexed Bond (c)	0.75%	02/15/42	57,310
50,037	U.S. Treasury Inflation Indexed Bond (c)	0.63%	02/15/43	54,968
50,689	U.S. Treasury Inflation Indexed Bond (c)	1.38%	02/15/44	65,014
49,620	U.S. Treasury Inflation Indexed Bond (c)	0.75%	02/15/45	56,770
43,544	U.S. Treasury Inflation Indexed Bond (c)	1.00%	02/15/46	52,956
38,468	U.S. Treasury Inflation Indexed Bond (c)	0.88%	02/15/47	45,827
37,656	U.S. Treasury Inflation Indexed Bond (c)	1.00%	02/15/48	46,389
25,626	U.S. Treasury Inflation Indexed Bond (c)	1.00%	02/15/49	31,862
21,069	U.S. Treasury Inflation Indexed Bond (c)	0.25%	02/15/50	21,738
236	U.S. Treasury Inflation Indexed Note (c)	1.13%	01/15/21	234
94,684	U.S. Treasury Inflation Indexed Note (c)	0.13%	04/15/21	92,813
78,966	U.S. Treasury Inflation Indexed Note (c)	0.63%	07/15/21	78,233
88,777	U.S. Treasury Inflation Indexed Note (c)	0.13%	01/15/22	87,563
93,335	U.S. Treasury Inflation Indexed Note (c)	0.13%	04/15/22	92,070
88,610	U.S. Treasury Inflation Indexed Note (c)	0.13%	07/15/22	87,798
88,281	U.S. Treasury Inflation Indexed Note (c)	0.13%	01/15/23	87,234
94,498	U.S. Treasury Inflation Indexed Note (c)	0.63%	04/15/23	95,205
87,562	U.S. Treasury Inflation Indexed Note (c)	0.38%	07/15/23	88,081
89,543	U.S. Treasury Inflation Indexed Note (c)	0.63%	01/15/24	91,023
64,431	U.S. Treasury Inflation Indexed Note (c)	0.50%	04/15/24	65,377
87,122	U.S. Treasury Inflation Indexed Note (c)	0.13%	07/15/24	87,328
64,342	U.S. Treasury Inflation Indexed Note (c)	0.13%	10/15/24	65,142
137,217	U.S. Treasury Inflation Indexed Note (c)	0.25%	01/15/25	138,483
22,579	U.S. Treasury Inflation Indexed Note (c)	2.38%	01/15/25	25,047
92,454	U.S. Treasury Inflation Indexed Note (c)	0.38%	07/15/25	94,325
102,042	U.S. Treasury Inflation Indexed Note (c)	0.63%	01/15/26	105,424
34,439	U.S. Treasury Inflation Indexed Note (c)	2.00%	01/15/26	38,318
81,782	U.S. Treasury Inflation Indexed Note (c)	0.13%	07/15/26	82,531
106,781	U.S. Treasury Inflation Indexed Note (c)	0.38%	01/15/27	109,387
10,872	U.S. Treasury Inflation Indexed Note (c)	2.38%	01/15/27	12,601
82,247	U.S. Treasury Inflation Indexed Note (c)	0.38%	07/15/27	84,600
122,347	U.S. Treasury Inflation Indexed Note (c)	0.50%	01/15/28	127,462
39,399	U.S. Treasury Inflation Indexed Note (c)	1.75%	01/15/28	44,804
76,041	U.S. Treasury Inflation Indexed Note (c)	0.75%	07/15/28	81,344
101,131	U.S. Treasury Inflation Indexed Note (c)	0.88%	01/15/29	109,890
90,755	U.S. Treasury Inflation Indexed Note (c)	0.25%	07/15/29	94,263
30,077	U.S. Treasury Inflation Indexed Note (c)	0.13%	01/15/30	30,978
	Total U.S. Government Bonds and Notes			2,846,544
	(Cost $2,720,178)

Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS — 9.3%

	Diversified REITs — 0.9%
820	PS Business Parks, Inc.	111,126
3,631	STORE Capital Corp.	65,794
14,636	VEREIT, Inc.	71,570
		248,490

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)

	Health Care REITs — 1.4%
6,406	Medical Properties Trust, Inc.	$110,760
3,193	Omega Healthcare Investors, Inc.	84,742
7,140	Physicians Realty Trust	99,532
1,654	Welltower, Inc.	75,720
		370,754

	Hotel & Resort REITs — 0.3%
8,234	Host Hotels & Resorts, Inc.	90,903

	Industrial REITs — 1.3%
3,901	Duke Realty Corp.	126,314
1,517	Prologis, Inc.	121,921
4,284	STAG Industrial, Inc.	96,476
		344,711

	Office REITs — 0.8%
837	Alexandria Real Estate Equities, Inc.	114,719
2,765	Highwoods Properties, Inc.	97,936
		212,655

	Residential REITs — 1.2%
1,275	Camden Property Trust	101,031
449	Essex Property Trust, Inc.	98,888
1,026	Mid-America Apartment Communities, Inc.	105,709
		305,628

	Retail REITs — 0.9%
2,522	National Retail Properties, Inc.	81,183
1,837	Realty Income Corp.	91,593
11,251	Retail Properties of America, Inc., Class A	58,168
		230,944

	Specialized REITs — 2.5%
588	American Tower Corp.	128,037
1,129	Digital Realty Trust, Inc.	156,830
1,914	EPR Properties	46,357
232	Equinix, Inc.	144,900
3,141	Gaming and Leisure Properties, Inc.	87,037
5,000	VICI Properties, Inc.	83,200
		646,361
	Total Real Estate Investment Trusts	2,450,446
	(Cost $3,071,400)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 5.5%

	Chemicals — 0.2%
3,791	Westlake Chemical Partners, L.P.	56,031

	Independent Power and Renewable Electricity Producers — 0.6%
3,528	NextEra Energy Partners, L.P.	151,704

	Oil, Gas & Consumable Fuels — 4.7%
5,219	Alliance Resource Partners, L.P.	16,179
2,975	BP Midstream Partners, L.P.	27,697
16,286	Energy Transfer, L.P.	74,916

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)

	Oil, Gas & Consumable Fuels (Continued)
22,427	Enterprise Products Partners, L.P.	$320,706
6,813	Holly Energy Partners, L.P.	95,586
5,689	Magellan Midstream Partners, L.P.	207,592
2,867	MPLX, L.P.	33,315
4,143	Phillips 66 Partners, L.P.	150,929
12,275	Plains All American Pipeline, L.P.	64,812
6,893	Shell Midstream Partners, L.P.	68,792
6,886	TC PipeLines, L.P.	189,227
		1,249,751
	Total Master Limited Partnerships	1,457,486
	(Cost $2,461,354)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.0%
	Collateralized Mortgage Obligations — 2.9%
	Fannie Mae REMICS
$46	Series 1990-109, Class J	7.00%	09/25/20	46
175	Series 1992-24, Class Z	6.50%	04/25/22	180
4	Series 1992-44, Class ZQ	8.00%	07/25/22	4
781	Series 1993-1, Class KA	7.90%	01/25/23	833
635	Series 1993-62, Class E	7.00%	04/25/23	676
206	Series 1993-119, Class H	6.50%	07/25/23	220
1,593	Series 1993-178, Class PK	6.50%	09/25/23	1,711
1,385	Series 1995-24, Class G	6.50%	04/25/23	1,460
1,303	Series 1999-56, Class Z	7.00%	12/18/29	1,483
26,072	Series 2002-9, Class MS, IO, 1 Mo. LIBOR × -1 + 8.10% (d)	7.15%	03/25/32	5,546
1,137	Series 2002-67, Class PE	5.50%	11/25/32	1,318
3,798	Series 2002-90, Class A1	6.50%	06/25/42	4,482
2,542	Series 2003-14, Class AQ	3.50%	03/25/33	2,679
3,735	Series 2003-41, Class OA	4.00%	05/25/33	3,958
34,548	Series 2004-10, Class ZB	6.00%	02/25/34	40,155
680	Series 2005-68, Class BC	5.25%	06/25/35	680
12,745	Series 2005-79, Class NF, 1 Mo. LIBOR + 0.41% (e)	1.36%	09/25/35	12,633
26,405	Series 2007-10, Class Z	6.00%	02/25/37	30,517
49,091	Series 2009-86, Class IP, IO	5.50%	10/25/39	9,071
51,000	Series 2010-45, Class EB	5.00%	05/25/40	65,074
1,897	Series 2012-35, Class PL	2.00%	11/25/41	1,939
698	Series 2013-14, Class QE	1.75%	03/25/43	717
83,183	Series 2013-31, Class NT	3.00%	04/25/43	86,891
	Fannie Mae REMIC Trust
10,785	Series 2007-W8, Class 1A5 (f)	6.41%	09/25/37	12,775
	Fannie Mae Trust
3,845	Series 2004-W8, Class 3A	7.50%	06/25/44	4,610
	FHLMC - GNMA
156	Series 1993-5, Class HA	7.50%	02/25/23	164
457	Series 1994-27, Class D	7.00%	03/25/24	495
	Freddie Mac REMICS
231	Series 1992-1250, Class J	7.00%	05/15/22	242
7,308	Series 1992-1401, Class Q, 1 Mo. LIBOR + 0.60% (e)	1.30%	10/15/22	7,335
12,546	Series 1993-1487, Class P, IO, 1 Mo. LIBOR × -1 + 9.50% (d)	8.80%	03/15/23	1,146
2,563	Series 1994-1673, Class FB, 10 Yr. Constant Maturity Treasury Rate - 0.50% (e)	1.02%	02/15/24	2,563

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Freddie Mac REMICS (Continued)
$23	Series 1996-1807, Class G	9.00%	10/15/20	$24
47	Series 1996-1847, Class LL	7.50%	04/15/26	53
9,373	Series 1998-2033, Class IA, IO	7.00%	02/15/28	1,055
2,447	Series 1999-2130, Class KB	6.38%	03/15/29	2,797
35,178	Series 1999-2174, Class PN	6.00%	07/15/29	39,733
6,696	Series 2001-2277, Class B	7.50%	01/15/31	8,243
5	Series 2003-2559, Class PB	5.50%	08/15/30	5
26,725	Series 2003-2647, Class LS, 1 Mo. LIBOR × -2.50 + 14.00% (d)	10.61%	07/15/33	43,524
40,000	Series 2003-2676, Class LL	5.50%	09/15/33	45,725
23,340	Series 2004-2768, Class PW	4.25%	03/15/34	26,976
5,000	Series 2004-2778, Class MM	5.25%	04/15/34	5,800
26,119	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	5.90%	02/15/36	4,989
32,977	Series 2006-3199, Class DS, IO, 1 Mo. LIBOR × -1 + 7.15% (d)	6.45%	08/15/36	7,226
26,110	Series 2006-3237, Class CB	5.50%	07/15/36	27,509
11,000	Series 2010-3626, Class ME	5.00%	01/15/40	13,363
4,015	Series 2010-3758, Class M	4.50%	10/15/38	4,071
7,234	Series 2010-3775, Class KZ	4.00%	08/15/25	7,904
2,661	Series 2012-3994, Class AE	1.63%	02/15/22	2,678
21,712	Series 2013-4178, Class ZN	3.50%	03/15/43	24,881
	Freddie Mac Strips
8,733	Series 1994-169, Class IO, IO	8.50%	03/01/23	649
	Government National Mortgage Association
27,230	Series 2002-92, Class PB	5.50%	12/20/32	29,765
6,599	Series 2006-16, Class OP, PO	(g)	03/20/36	6,205
55,000	Series 2007-35, Class NE	6.00%	06/16/37	64,878
4,308	Series 2009-29, Class TA	4.50%	03/16/39	4,541
49,000	Series 2009-61, Class QE	5.50%	08/20/39	62,059
34	Series 2009-81, Class PA	5.50%	02/16/38	34
1,001	Series 2009-102, Class MA	4.00%	06/16/39	1,011
254	Series 2010-121, Class PQ	3.00%	02/20/39	255
10,131	Series 2010-164, Class LE	3.00%	10/20/38	10,149
18,159	Series 2011-136, Class GB	2.50%	05/20/40	18,730
20,555	Series 2013-20, Class KI, IO	5.00%	01/20/43	2,497
				768,932
	Pass-through Securities — 2.1%
	Federal Home Loan Mortgage Corporation
14,442	Pool A47829	4.00%	08/01/35	15,615
5,918	Pool C01252	6.50%	11/01/31	6,770
41,569	Pool G01731	6.50%	12/01/29	47,073
26,383	Pool G06358	4.00%	04/01/41	28,658
2,316	Pool O20138	5.00%	11/01/30	2,538
15,986	Pool U90316	4.00%	10/01/42	17,560
	Federal National Mortgage Association
14,642	Pool 890383	4.00%	01/01/42	15,863
19,208	Pool AA9393	4.50%	07/01/39	21,069
11,144	Pool AD0659	6.00%	02/01/23	11,555
6,161	Pool AE0050	5.50%	12/01/22	6,392
22,184	Pool AL0791	4.00%	02/01/41	24,111

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$37,844	Pool AU4289	4.00%	09/01/43	$41,023
5,833	Pool MA0561	4.00%	11/01/40	6,316
27,234	Pool MA1028	4.00%	04/01/42	29,491
	Government National Mortgage Association
8,546	Pool 3428	5.00%	08/20/33	9,483
18,065	Pool 3500	5.50%	01/20/34	20,386
6,578	Pool 3711	5.50%	05/20/35	7,414
21,409	Pool 667422	5.00%	10/15/39	23,881
10,011	Pool 706201	5.50%	04/20/39	11,144
11,958	Pool 736558	5.00%	02/15/40	13,342
23,062	Pool 759248	4.00%	02/15/41	25,426
86,394	Pool 769055	3.75%	07/15/41	93,033
44,215	Pool 770005	4.00%	11/15/33	48,157
13,299	Pool MA3525	5.50%	03/20/46	14,877
				541,177
	Total U.S. Government Agency Mortgage-Backed Securities			1,310,109
	(Cost $1,238,816)

MORTGAGE-BACKED SECURITIES — 0.1%
	Collateralized Mortgage Obligations — 0.1%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1	4.75%	09/25/19	0
	MASTR Alternative Loan Trust
686	Series 2004-10, Class 2A1	5.50%	01/25/20	652
30	Series 2005-1, Class 5A1	5.50%	01/25/20	30
	MASTR Asset Securitization Trust
4,666	Series 2004-1, Class 5A4	5.50%	02/25/34	4,839
	Structured Asset Mortgage Investments Trust
6,245	Series 1999-1, Class 2A (h)	6.11%	06/25/29	5,584
	Total Mortgage-Backed Securities			11,105
	(Cost $11,958)

ASSET-BACKED SECURITIES — 0.0%
	Asset-Backed Securities — 0.0%
	California Republic Auto Receivables Trust
2,722	Series 2016-1, Class A4	2.24%	10/15/21	2,719
	Total Asset-Backed Securities			2,719
	(Cost $2,710)
	Total Investments — 97.2%			25,562,343
	(Cost $28,437,052) (i)
	Net Other Assets and Liabilities — 2.8%			736,793
	Net Assets — 100.0%			$26,299,136

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(d)	Inverse floating rate security.
(e)	Floating or variable rate security.
(f)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(g)	Zero coupon security.
(h)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $933,809 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,808,518. The net unrealized depreciation was $2,874,709.

ADR	American Depositary Receipt
CAD	Canadian Dollar – Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.
IO	Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 11,666,509	$ 11,666,509	$ —	$ —
Common Stocks*	5,817,425	5,817,425	—	—
U.S. Government Bonds and Notes	2,846,544	—	2,846,544	—
Real Estate Investment Trusts*	2,450,446	2,450,446	—	—
Master Limited Partnerships*	1,457,486	1,457,486	—	—
U.S. Government Agency Mortgage-Backed Securities	1,310,109	—	1,310,109	—
Mortgage-Backed Securities	11,105	—	11,105	—
Asset-Backed Securities	2,719	—	2,719	—

Total Investments	$ 25,562,343	$ 21,391,866	$ 4,170,477	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2020, and for the fiscal year-to-date period (January 1, 2020 to March 31, 2020) are as follows:

Security Name	Shares at 3/31/2020	Value at 12/31/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2020	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	23,370	$ 612,833	$ 4,292	$ (148,973)	$ (72,522)	$ (443)	$ 395,187	$ 5,784
First Trust Long Duration Opportunities ETF	500	13,550	–	–	952	–	14,502	165
First Trust Low Duration Opportunities ETF	5,420	103,600	305,831	(130,219)	(4,004)	1,212	276,420	1,109
First Trust Preferred Securities and Income ETF	69,710	1,829,180	12,676	(444,411)	(262,577)	8,376	1,143,244	17,366
First Trust Senior Loan Fund	90,940	4,265,359	92,516	(915)	(556,578)	–	3,800,382	41,507
First Trust Tactical High Yield ETF	50,990	2,747,853	23,915	(285,157)	(352,862)	7,576	2,141,325	29,581
		$9,572,375	$439,230	$(1,009,675)	$(1,247,591)	$16,721	$7,771,060	$95,512

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 98.9%
	Capital Markets – 98.9%
7,822	First Trust BICK Index Fund (a)	$159,647
6,491	First Trust China AlphaDEX® Fund (a)	144,217
4,237	First Trust Chindia ETF (a)	132,533
9,981	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	397,443
28,429	First Trust Dow Jones Internet Index Fund (a) (b)	3,517,520
21,317	First Trust Emerging Markets AlphaDEX® Fund (a)	374,966
5,173	First Trust Germany AlphaDEX® Fund (a)	161,938
35,828	First Trust Health Care AlphaDEX® Fund (a) (b)	2,650,197
63,593	First Trust Large Cap Core AlphaDEX® Fund (a)	3,028,935
66,084	First Trust Large Cap Growth AlphaDEX® Fund (a)	3,959,092
100,793	First Trust Mid Cap Growth AlphaDEX® Fund (a)	3,732,365
48,575	First Trust NASDAQ-100-Technology Sector Index Fund (a)	4,105,559
4,544	First Trust Switzerland AlphaDEX® Fund (a)	190,376
62,326	First Trust Technology AlphaDEX® Fund (a)	3,702,164
131,481	First Trust Utilities AlphaDEX® Fund (a)	3,227,859
24,348	iShares Core U.S. Aggregate Bond ETF	2,809,029
46,696	SPDR Portfolio Aggregate Bond ETF	1,411,153
44,389	SPDR Portfolio Intermediate Term Treasury ETF	1,470,608
Shares	Description	Value

	Capital Markets (Continued)
33,957	SPDR Portfolio Long Term Treasury ETF	$1,604,129
50,806	SPDR Portfolio TIPS ETF	1,475,406
	Total Investments – 98.9%	38,255,136
	(Cost $39,295,583) (c)
	Net Other Assets and Liabilities – 1.1%	436,434
	Net Assets – 100.0%	$38,691,570

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $830,452 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,870,899. The net unrealized depreciation was $1,040,447.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 38,255,136	$ 38,255,136	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2020, and for the fiscal year-to-date period (January 1, 2020 to March 31, 2020) are as follows:
Security Name	Shares at 3/31/2020	Value at 12/31/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2020	Dividend Income
First Trust BICK Index Fund	7,822	$ 248,903	$ 7,148	$ (23,862)	$ (72,836)	$ 294	$ 159,647	$ —
First Trust Brazil AlphaDEX® Fund	—	269,032	7,724	(154,047)	(43,739)	(78,970)	—	2,411
First Trust China AlphaDEX® Fund	6,491	—	141,329	—	2,888	—	144,217	—
First Trust Chindia ETF	4,237	—	130,806	—	1,727	—	132,533	—
First Trust Developed Markets ex-US AlphaDEX® Fund	9,981	603,136	17,119	(56,999)	(151,830)	(13,983)	397,443	490
First Trust Dow Jones Internet Index Fund	28,429	4,294,913	133,191	(459,089)	(634,091)	182,596	3,517,520	—
First Trust Emerging Markets AlphaDEX® Fund	21,317	614,401	17,440	(57,442)	(202,588)	3,155	374,966	657
First Trust Financials AlphaDEX® Fund	—	3,859,715	112,268	(2,908,284)	(138,217)	(925,482)	—	—
First Trust Germany AlphaDEX® Fund	5,173	248,597	7,107	(23,475)	(71,482)	1,191	161,938	—
First Trust Health Care AlphaDEX® Fund	35,828	—	2,684,234	—	(34,037)	—	2,650,197	—
First Trust Large Cap Core AlphaDEX® Fund	63,593	—	3,018,582	—	10,353	—	3,028,935	—
First Trust Large Cap Growth AlphaDEX® Fund	66,084	5,232,958	158,803	(543,541)	(1,048,998)	159,870	3,959,092	17,770
First Trust Latin America AlphaDEX® Fund	—	255,572	7,357	(153,327)	(24,278)	(85,324)	—	876
First Trust Mid Cap Growth AlphaDEX® Fund	100,793	5,239,659	157,263	(531,540)	(1,144,611)	11,594	3,732,365	393
First Trust NASDAQ-100-Technology Sector Index Fund	48,575	5,280,275	160,581	(545,529)	(1,045,095)	255,327	4,105,559	8,612
First Trust Small Cap Growth AlphaDEX® Fund	—	4,754,553	140,200	(3,457,642)	(319,893)	(1,117,218)	—	—
First Trust Switzerland AlphaDEX® Fund	4,544	266,547	7,789	(26,319)	(62,483)	4,842	190,376	—
First Trust Technology AlphaDEX® Fund	62,326	4,911,683	148,420	(502,389)	(978,793)	123,243	3,702,164	1,795
First Trust Utilities AlphaDEX® Fund	131,481	4,170,633	125,084	(442,123)	(634,575)	8,840	3,227,859	23,522
		$40,250,577	$7,182,445	$(9,885,608)	$(6,592,578)	$(1,470,025)	$29,484,811	$56,526

Additional Information
First Trust/Dow Jones Dividend & Income Allocation Portfolio
March 31, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Standard & Poor’s and S&P are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE are products of S&P Dow Jones Indices LLC and has been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL
WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE to track general market performance. S&P Dow Jones Indices only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE is determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND

Additional Information (Continued)
First Trust/Dow Jones Dividend & Income Allocation Portfolio
March 31, 2020 (Unaudited)
INDEX℠, DOW JONES U.S. TOTAL STOCK MARKET INDEX℠ AND DOW JONES COMPOSITE AVERAGE OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Portfolio”) is not sponsored, endorsed, sold or promoted by Dorsey Wright & Associates, LLC (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of trading in the Portfolio. Licensor’s only relationship to First Trust Advisors L.P. (“First Trust”) is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core Index which is determined, composed and calculated by Licensor without regard to First Trust or the Portfolio, Licensor has no obligation to take the needs of First Trust or the owners of the Portfolio into consideration in determining, composing or calculating Dorsey Wright Tactical Tilt Moderate Core Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Portfolio to be listed or in the determination or calculation of the equation by which the Portfolio are to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.